UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristen M. Weitzel

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1564

Registrant’s telephone number, including area code

Date of fiscal year end: October, 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

AAM Brentview Dividend Growth ETF
BDIV (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the AAM Brentview Dividend Growth ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/BDIV. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Brentview Dividend Growth ETF	$25	0.49%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
U.S. equity markets posted moderate gains during the fiscal period amid a shifting macro backdrop. The Federal Reserve cut rates for the third and final time in December 2025, lowering the target range to 3.50%-3.75%. Surging oil prices amid the Middle East conflict and persistent above-target inflation shut the door on further easing, leaving the Fed on hold for the remainder of the period. Despite this volatility, corporate earnings growth remained supportive. The S&P 500 Index reached a new all-time high in late December, pulled back some in the first quarter of 2026, before recovering through April. The fund’s exposure to dividend payers and growers in sectors and themes most dividend managers are missing allowed the fund outperform its benchmark index, the S&P 500, during the fiscal period.
Top performing sectors attributable to BDIV’s return during the fiscal period were Industrials, Consumer Discretionary, and Financials. The worst performing sectors were Communication Services, Information Technology, and Energy.
Individual stocks contributing most to BDIV’s return over the fiscal period were Lam Research Corp., Chevron Corp., and Mueller Industries, Inc. Stocks detracting from BDIV’s return were Oracle Corp., Constellation Energy Corp., and Microsoft Corp.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Brentview Dividend Growth ETF	PAGE 1	TSR-SAR-26922B469

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/30/2024)
AAM Brentview Dividend Growth ETF NAV	26.26	16.98
S&P 500 TR	31.05	19.01
*Percent of Net Assets
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$6,284,185
Number of Holdings	37
Net Advisory Fee	$12,297
Portfolio Turnover	8%
30-Day SEC Yield	1.18%
30-Day SEC Yield Unsubsidized	1.18%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
Microsoft Corp.	6.1%
Apple, Inc.	5.3%
Alphabet, Inc.	4.7%
Lam Research Corp.	4.7%
Trane Technologies PLC	3.9%
JPMorgan Chase & Co.	3.6%
Chevron Corp.	3.5%
Broadcom, Inc.	3.5%
Morgan Stanley	3.4%
Phillip Morris International, Inc.	3.1%

Top Sectors	(%)*
Information Technology	19.5%
Financials	14.6%
Industrials	13.8%
Health Care	10.0%
Consumer Staples	7.6%
Utilities	7.4%
Communication Services	6.5%
Energy	6.0%
Consumer Discretionary	4.8%
Cash & Other	9.8%
*Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/BDIV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Brentview Dividend Growth ETF	PAGE 2	TSR-SAR-26922B469

AAM Crescent CLO ETF
CLOC (Principle U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the AAM Crescent CLO ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/CLOC. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Crescent CLO ETF	$9	0.18%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
During the reporting period, CLOC performed in-line with the fund’s benchmark index, the JP Morgan CLOIE Investment Grade Index. Performance was also steady, — with the NAV ranging from 24.72 to 25.13 – despite volatile markets in March and April. Crescent Capital’s allocations across the investment grade spectrum, designed to preserve principal while generating an attractive yield, drove performance during the period. The fund’s allocation to BBB rated CLOs focused on high quality, low beta, broadly syndicated loan portfolios, constructed by liquid managers with strong coverage metrics, and contributed to strong performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/22/2025)
AAM Crescent CLO ETF NAV	2.60
JP Morgan CLOIE Investment Grade Total Return Index	2.66
Visit https://www.aamlive.com/ETF/Detail/CLOC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AAM Crescent CLO ETF	PAGE 1	TSR-SAR-268961844

KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$53,425,491
Number of Holdings	53
Net Advisory Fee	$46,781
Portfolio Turnover	61%
30-Day SEC Yield	6.35%
30-Day SEC Yield Unsubsidized	6.04%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Sectors	(%)*
Collateralized Loan Obligations	97.4%
Cash & Other	2.6%

Top 10 Issuers	(%)*
Magnetite CLO Ltd.	4.7%
Cerberus Loan Funding LP	4.7%
Madison Park Funding Ltd.	4.7%
ABPCI Direct Lending Fund CLO LLC	4.2%
Antares CLO Ltd.	4.2%
Elmwood CLO Ltd.	3.5%
Palmer Square CLO Ltd.	3.3%
Ballyrock CLO Ltd.	3.0%
Maranon Loan Funding Ltd.	2.8%
First American Government Obligations Fund	2.8%
*Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/CLOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Crescent CLO ETF	PAGE 2	TSR-SAR-268961844

AAM Low Duration Preferred and Income Securities ETF
PFLD (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the AAM Low Duration Preferred and Income Securities ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/PFLD. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Low Duration Preferred and Income Securities ETF	$23	0.45%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
Several factors lead to PFLD underperforming its benchmark, the ICE Exchange-Listed Preferred & Hybrid Securities Index, during the fiscal period. On a macro level, the Federal Reserve’s 75 bps of rate cuts in the November & December of 2025, coupled with positive economic data and strong earnings, caused investors to show preference for longer-duration, lower-quality income assets. Furthermore, mounting concerns surrounding private credit brought pressure to the financials sector, where PFLD is overweight, while broad equity participation in non-financial sectors such as Materials, Technology and Consumer Products exacerbated relative weakness.
Top performing industries attributable to PFLD’s return during the current fiscal period were Banking, Utilities & Energy. The worst performing industries included Media, Basic Industry and Real Estate.
Individual securities attributable to PFLD’s return over the same fiscal period were RILY 51/4 08/31/28, RILY 6 01/31/28 & WFC 3.9 PREP. Securities dragging down PFLD’s return were PARA 63/8 03/30/62, PARA 61/4 02/28/57 and FNC 8.45 11/01/55.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Low Duration Preferred and Income Securities ETF	PAGE 1	TSR-SAR-26922A198

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/19/2019)
AAM Low Duration Preferred and Income Securities ETF NAV	4.60	1.10	2.13
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	0.88
ICE 0-5 Year Duration Preferred & Hybrid Securities Total Return Index	8.37	5.59	6.08
*Percent of Net Assets
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$424,004,860
Number of Holdings	329
Net Advisory Fee	$1,001,111
Portfolio Turnover	38%
30-Day SEC Yield	5.49%
30-Day SEC Yield Unsubsidized	5.49%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
JPMorgan Chase & Co.	4.7%
Citigroup, Inc.	4.6%
Bank of America Corp.	4.5%
Goldman Sachs Group, Inc.	4.1%
Charles Schwab Corp.	3.6%
Morgan Stanley	3.0%
Mount Vernon Liquid Assets Portfolio, LLC	2.8%
PNC Financial Services Group, Inc.	2.8%
Bank of New York Mellon Corp.	2.3%
Transcanada Trust	2.2%

Top Sectors	(%)*
Financials	62.3%
Utilities	18.0%
Energy	9.6%
Communication Services	4.3%
Health Care	1.8%
Consumer Discretionary	1.3%
Consumer Staples	0.7%
Industrials	0.7%
Materials	0.2%
Cash & Other	2.0%
*Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/PFLD.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Low Duration Preferred and Income Securities ETF	PAGE 2	TSR-SAR-26922A198

AAM S&P 500 High Dividend Value ETF
SPDV (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the AAM S&P 500 High Dividend Value ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SPDV. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM S&P 500 High Dividend Value ETF	$15	0.29%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
SPDV outperformed its benchmark index, the S&P 500 index, throughout the current fiscal period as equity participation broadened across sectors, styles and size segments. Driven by valuation concerns, concentration risk and earnings strength, and accelerated by the onset of conflict in the Middle East, investor preference shifted away from heavy CAPEX spenders and those in jeopardy of AI disruption to defensive equities, value stocks and dividend payers. SPDV’s focus on equities with resilient income characteristics while avoiding sector biases allowed the fund to capitalize on these shifts in sentiment. Higher exposure to dividend paying sectors such as Energy, Materials, and Consumer Staples also contributed to outperformance, as dividend payers in general outpaced the overall market.
Top performing sectors attributable to SPDV’s return during the current fiscal period were Energy, Materials and Industrials. The worst performing sectors were Information Technology, Utilities & Consumer Discretionary.
Individual stocks attributable to SPDV’s return over the same fiscal period were APA Corp, LyondellBassell & FedEx Corp. Stocks dragging down SPDV’s return were WEC Energy Group Inc, Match Group Inc & Versant Media Group.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM S&P 500 High Dividend Value ETF	PAGE 1	TSR-SAR-26922A594

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/28/2017)
AAM S&P 500 High Dividend Value ETF NAV	30.67	8.93	9.20
S&P 500 TR	31.05	13.14	14.59
S&P 500 Dividend and Free Cash Flow Yield Index TR	31.20	9.33	9.58
*Percent of Net Assets
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$90,056,739
Number of Holdings	54
Net Advisory Fee	$117,629
Portfolio Turnover	33%
30-Day SEC Yield	3.65%
30-Day SEC Yield Unsubsidized	3.65%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
APA Corp.	2.8%
LyondellBasell Industries NV	2.6%
Devon Energy Corp.	2.5%
CF Industries Holdings, Inc.	2.5%
Coterra Energy, Inc.	2.4%
FedEx Corp.	2.4%
EOG Resources, Inc.	2.4%
Verizon Communications, Inc.	2.2%
ONEOK, Inc.	2.2%
Skywork Solutions, Inc.	2.2%

Top Sectors	(%)*
Energy	12.3%
Materials	10.0%
Health Care	9.7%
Information Technology	9.4%
Industrials	9.4%
Financials	9.2%
Consumer Staples	9.0%
Real Estate	8.6%
Consumer Discretionary	8.5%
Cash & Other	13.9%
*Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/SPDV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM S&P 500 High Dividend Value ETF	PAGE 2	TSR-SAR-26922A594

AAM Sawgrass U.S. Large Cap Quality Growth ETF
SAWG (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the AAM Sawgrass U.S. Large Cap Quality Growth ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWG. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Sawgrass U.S. Large Cap Quality Growth ETF	$25	0.49%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
Growth stocks struggled during the period as the Russell 1000 Growth Index declined 1.45%, pressured by rising volatility, moderating enthusiasm around AI spending, and weakness among several of the market’s largest technology companies. Despite the difficult backdrop, the AAM Sawgrass U.S. Large Cap Quality Growth ETF (SAWG) gained 2.13%, outperforming the benchmark by 358 basis points over the six-month period ending 4/30/2026. The portfolio benefited from strong stock selection within Technology and Health Care, led by holdings such as Applied Materials, Advanced Micro Devices, KLA Corporation, CBOE Global Markets, and United Therapeutics. These gains helped offset weakness from several mega-cap software and internet holdings and demonstrated the portfolio’s ability to participate in long-term secular growth themes while maintaining a focus on quality businesses and durable earnings profiles.
A notable shift during the period was the broadening of market leadership within growth equities. Several of the benchmark’s largest constituents, including Microsoft, Tesla, and Alphabet, detracted meaningfully from index performance, while many previously overlooked areas of the market began to outperform. SAWG benefited from underweight exposures to certain mega-cap benchmark leaders and from avoiding several speculative growth names that experienced sharp drawdowns as investor sentiment became more selective. While Communication Services modestly detracted from relative returns due primarily to the portfolio’s overweight exposure to Alphabet, overall sector positioning and security selection remained favorable throughout the period.
The market environment during the period reinforced the advantages of emphasizing companies with consistent earnings growth, lower stock price volatility, and more reasonable valuations rather than chasing the highest momentum areas of the market. While periods of speculative enthusiasm can temporarily reward lower-quality growth companies, the portfolio has historically performed best during more volatile or fundamentally driven environments where investors refocus on business quality and earnings durability. As the market transitioned from AI enthusiasm to a focus on earnings potential (notwithstanding the plethora of geopolitical conflicts), we believe maintaining a disciplined investment process centered on quality growth companies positions the portfolio well in a market with dwindling momentum.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
AAM Sawgrass U.S. Large Cap Quality Growth ETF	PAGE 1	TSR-SAR-26922B477

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/30/2024)
AAM Sawgrass U.S. Large Cap Quality Growth ETF NAV	22.88	12.37
S&P 500 TR	31.05	19.01
Russell 1000 Growth Total Return	30.99	20.39
*Percent of Net Assets
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,518,918
Number of Holdings	44
Net Advisory Fee	$5,370
Portfolio Turnover	27%
30-Day SEC Yield	0.35%
30-Day SEC Yield Unsubsidized	0.35%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	6.0%
Alphabet, Inc.	4.7%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	4.0%
Meta Platforms, Inc.	3.0%
United Therapeutics Corp.	2.8%
Exelixis, Inc.	2.8%
AutoZone, Inc.	2.8%

Top Sectors	(%)*
Information Technology	42.1%
Health Care	15.4%
Consumer Discretionary	10.6%
Communication Services	8.7%
Financials	7.6%
Industrials	7.3%
Consumer Staples	5.7%
Cash & Other	2.6%
*Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/SAWG.
AAM Sawgrass U.S. Large Cap Quality Growth ETF	PAGE 2	TSR-SAR-26922B477

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Sawgrass U.S. Large Cap Quality Growth ETF	PAGE 3	TSR-SAR-26922B477

AAM Sawgrass U.S. Small Cap Quality Growth ETF
SAWS (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the AAM Sawgrass U.S. Small Cap Quality Growth ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWS. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Sawgrass U.S. Small Cap Quality Growth ETF	$29	0.55%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The AAM Sawgrass U.S. Small Cap Quality Growth ETF outperformed the Russell 2000 Growth Index by 4.4% (13.6% vs. 9.2%) over the six-month period ending April 30, 2026, driven almost entirely by strong stock selection.
Key positive contributors included significant  outperformance in the Financial sector (+4.2%, led by Investment Services) and Energy-related holdings. StoneX Group (SNEX), a financial services company held with an average overweight of 4.1%, contributed +2.3% to relative performance with a 73% return, driven by strong earnings growth and business expansion. Archrock (AROC), an energy infrastructure services provider held with an average overweight of 2.5%, added +1.0% through a 56% return, supported by robust demand for natural gas compression services and solid operational execution.
Health Care was the primary detractor (-2.4%), particularly Biopharmaceuticals.
Market conditions featured high volatility from geopolitical shocks (e.g., the Iran conflict closing the Strait of Hormuz and spiking oil prices), Fed rate cuts, tariff policies, and shifting AI sentiment, against which the fund’s quality-growth strategy—emphasizing stock selection within small-cap growth—proved effective in most months while navigating sector rotation pressures.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Sawgrass U.S. Small Cap Quality Growth ETF	PAGE 1	TSR-SAR-26922B485

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/30/2024)
AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV	25.59	13.18
S&P 500 TR	31.05	19.01
Russell 2000 Growth Total Return	42.64	15.81
*Percent of Net Assets
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,057,185
Number of Holdings	73
Net Advisory Fee	$12,003
Portfolio Turnover	46%
30-Day SEC Yield	0.06%
30-Day SEC Yield Unsubsidized	0.06%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
StoneX Group, Inc.	4.5%
Archrock, Inc.	3.2%
Artivion, Inc.	3.0%
PriceSmart, Inc.	2.8%
Advanced Energy Industries, Inc.	2.8%
Sanmina Corp.	2.8%
iRadimed Corp.	2.8%
BrightSpring Health Services, Inc.	2.7%
Gorman-Rupp Co.	2.5%
Mueller Industries, Inc.	2.5%

Top Sectors	(%)*
Industrials	29.0%
Health Care	21.4%
Information Technology	15.7%
Financials	13.8%
Energy	7.4%
Consumer Discretionary	7.3%
Consumer Staples	4.9%
Cash & Other	0.5%
*Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/SAWS.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Sawgrass U.S. Small Cap Quality Growth ETF	PAGE 2	TSR-SAR-26922B485

AAM SLC Low Duration Income ETF
LODI (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the AAM SLC Low Duration Income ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/LODI. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM SLC Low Duration Income ETF	$8	0.15%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The AAM SLC Low Duration Income ETF outperformed its benchmark, the Bloomberg 1-3 Year Gov/Credit Index, during the reporting period. Outperformance was primarily driven by an overweight allocation to ABS and CMBS as well as an underweight allocation to Treasuries and issue selection within Industrials. The period has been marked by significant macroeconomic and geopolitical events, with spreads shifting marginally wider in response. Through this volatility, certain Securitized credit subsectors have moved wider in tandem with Corporates, particularly in the below AAA rated tranches. AAA rated Securitized tranches have remained comparatively tight. Additionally, ABS subordinates continued to outperform corporate credit. LODI’s overweight to this sub-sector contributed to outperformance, driven by a significant carry advantage and continued upgrades related to improving credit enhancement supporting the structure.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/03/2024)
AAM SLC Low Duration Income ETF NAV	5.97	5.54
Bloomberg U.S. Aggregate Bond Index	4.06	4.07
Bloomberg 1-3 Year US Government/Credit	3.42	4.30
*Percent of Net Assets
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AAM SLC Low Duration Income ETF	PAGE 1	TSR-SAR-26922B428

KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$80,995,905
Number of Holdings	166
Net Advisory Fee	$55,464
Portfolio Turnover	30%
30-Day SEC Yield	5.10%
30-Day SEC Yield Unsubsidized	4.86%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
Westlake Automobile Receivables Trust	4.3%
CPS Auto Trust	4.0%
Pagaya AI Debt Selection Trust	3.8%
Exeter Automobile Receivables Trust	3.6%
Invesco Government & Agency Portfolio	3.4%
Verus Securitization Trust	2.8%
GLS Auto Receivables Trust	2.7%
BBCMS Trust	2.4%
Bridgecrest Lending Auto Securitization Trust	2.4%
American Credit Acceptance Receivables Trust	2.3%

Top Sectors	(%)*
Asset Backed Securities	19.4%
Financial	12.1%
Mortgage Securities	11.2%
Government	7.9%
Energy	3.4%
Consumer, Cyclical	2.7%
Utilities	2.3%
Basic Materials	0.5%
Technology	0.2%
Cash & Other	40.3%
*Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/LODI.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM SLC Low Duration Income ETF	PAGE 2	TSR-SAR-26922B428

AAM Todd International Intrinsic Value ETF
TIIV (Principle U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the AAM Todd International Intrinsic Value ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/TIIV. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Todd International Intrinsic Value ETF	$29	0.54%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The AAM Todd International Intrinsic Value ETF performed well over the past six months, beating its benchmark index, the MSCI ACWI ex-US Index. The period was marked by solid, fundamentally driven momentum alongside heightened uncertainty stemming from military tensions in Iran and the Strait of Hormuz. Stock selection drove all outperformance, with strongest contributions from Energy, Financials, and Industrials, reflecting themes of economic nationalism Todd Asset Management has emphasized in recent years. Technology was the primary headwind, as AI-driven disruptions created dislocations in hardware and semiconductor industries where the strategy remains underweight.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/24/2025)
AAM Todd International Intrinsic Value ETF NAV	20.28
MSCI AC WORLD INDEX ex USA Net (USD)	19.01
Visit https://www.aamlive.com/ETF/Detail/TIIV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AAM Todd International Intrinsic Value ETF	PAGE 1	TSR-SAR-268961802

KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$28,034,510
Number of Holdings	66
Net Advisory Fee	$65,362
Portfolio Turnover	9%
30-Day SEC Yield	2.16%
30-Day SEC Yield Unsubsidized	2.16%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Sectors	(%)*
Financials	28.7%
Industrials	19.4%
Health Care	10.0%
Information Technology	7.9%
Energy	7.8%
Consumer Discretionary	7.1%
Materials	5.7%
Consumer Staples	5.1%
Communication Services	2.4%
Cash & Other	5.9%

Top 10 Issuers	(%)*
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.4%
Marubeni Corp.	2.4%
Banco Santander SA	2.3%
AerCap Holdings NV	2.3%
ING Groep NV	2.3%
Teva Pharmaceutical Industries Ltd.	2.1%
Barclays PLC	2.0%
Novartis AG	2.0%
Prysmian SpA	2.0%

Top Ten Countries	(%)*
United States	22.4%
Japan	17.3%
United Kingdom	13.2%
France	9.6%
China	7.1%
Ireland	5.9%
Netherlands	5.1%
Brazil	4.8%
Germany	4.2%
Cash & Other	10.4%
*Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/TIIV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Todd International Intrinsic Value ETF	PAGE 2	TSR-SAR-268961802

AAM Transformers ETF
TRFM (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the AAM Transformers ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/TRFM. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Transformers ETF	$25	0.49%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
Led by a sharp rebound in the Information Technology sector late in the fiscal period, along with strong international performance, TRFM outperformed its benchmark, the S&P 500 index. Strong performance to begin the period, supported by a dovish Federal Reserve and tariff resolutions, faced headwinds from concerns over AI profitability and stretched valuations. This caused the portfolio to pull back slightly before moving higher later in the period. As investors rallied on the prospects of a resolution to the Iran War, TRFM’s focus on innovative companies driving structural change with quality fundamentals helped the portfolio capitalize on a remarkably strong earnings season for U.S. equities.
Top performing sectors attributable to TRFM’s return over the current fiscal period were, Information Technology, Industrials and Utilities. The worst performing sectors were Consumer Discretionary, Communication Services and Financials.
Individual securities attributable to TRFM’s return over the current fiscal period were SanDisk Corp, Lumentum Holdings Inc and Micron Technology Inc. The largest detractors to TRFM’s performance were ServiceNow Inc, Zscaler Inc and Oracle Corp.
The top countries by contribution were the United States, followed by Taiwan and the United Kingdom. The country with the lowest contribution was China.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Transformers ETF	PAGE 1	TSR-SAR-26922B683

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/11/2022)
AAM Transformers ETF NAV	53.81	24.19
S&P 500 TR	31.05	19.61
Pence Transformers Index Net Total Return	54.30	24.76
*Percent of Net Assets
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$155,611,662
Number of Holdings	261
Net Advisory Fee	$291,521
Portfolio Turnover	38%
30-Day SEC Yield	0.26%
30-Day SEC Yield Unsubsidized	0.26%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
Advanced Micro Devices, Inc.	1.1%
Bloom Energy Corp.	1.1%
Sandisk Corp.	1.1%
Seagate Technology Holdings PLC	1.0%
Marvell Technology, Inc.	1.0%
Ciena Corp.	1.0%
Western Digital Corp.	1.0%
Texas Instruments, Inc.	0.9%
Lumentum Holdings, Inc.	0.9%
Micron Technology, Inc.	0.9%

Top Sectors	(%)*
Information Technology	48.5%
Industrials	24.3%
Utilities	9.7%
Consumer Discretionary	8.2%
Communication Services	5.4%
Financials	3.8%
Cash & Other	0.1%
*Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/TRFM.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Transformers ETF	PAGE 2	TSR-SAR-26922B683

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

AAM ETFS
AAM Brentview Dividend Growth ETF (Ticker: BDIV)
AAM Crescent CLO ETF (Ticker: CLOC)
AAM Low Duration Preferred and Income Securities ETF (Ticker: PFLD)
AAM S&P 500 High Dividend Value ETF (Ticker: SPDV)
AAM Sawgrass U.S. Large Cap Quality Growth ETF (Ticker: SAWG)
AAM Sawgrass U.S. Small Cap Quality Growth ETF (Ticker: SAWS)
AAM SLC Low Duration Income ETF (Ticker: LODI)
AAM Todd International Intrinsic Value ETF (Ticker: TIIV)
AAM Transformers ETF (Ticker: TRFM)
Semi-Annual Financial Statements and Additional Information
April 30, 2026 (Unaudited)

AAM BRENTVIEW DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 6.5%
Alphabet, Inc. - Class A	765	$294,372
T-Mobile US, Inc.	601	117,495
		411,867
Consumer Discretionary - 4.8%
Lowe’s Cos., Inc.	598	142,796
TJX Companies, Inc.	1,014	158,945
		301,741
Consumer Staples - 7.6%
Costco Wholesale Corp.	182	184,644
PepsiCo, Inc.	650	103,019
Philip Morris International, Inc.	1,170	193,132
		480,795
Energy - 6.0%
Chevron Corp.	1,144	221,147
Targa Resources Corp.	611	158,909
		380,056
Financials - 14.6%
Blackrock, Inc.	104	110,822
CME Group, Inc.	468	134,700
JPMorgan Chase & Co.	728	228,031
Marsh & McLennan Companies, Inc.	494	82,849
Morgan Stanley	1,118	213,080
Visa, Inc. - Class A(a)	442	145,789
		915,271
Health Care - 10.0%
Eli Lilly & Co.	164	153,275
GSK PLC - ADR(a)	2,680	140,191
Johnson & Johnson	812	186,638
McKesson Corp.	182	148,366
		628,470
Industrials - 13.8%
Mueller Industries, Inc.	1,256	170,100
Parker-Hannifin Corp.	162	147,326
Trane Technologies PLC	501	246,763
Union Pacific Corp.	576	155,220
Waste Management, Inc.	625	145,344
		864,753
Information Technology - 19.5%
Apple, Inc.	1,222	331,590
Broadcom, Inc.	520	217,063
Lam Research Corp.	1,136	292,929
Microsoft Corp.	936	381,682
		1,223,264
Materials - 4.6%
CRH PLC	988	116,999
Linde PLC	338	169,385
		286,384

	Shares	Value
Real Estate - 3.5%
Realty Income Corp.	1,378	$88,523
Welltower, Inc.	592	128,665
		217,188
Utilities - 7.4%
Constellation Energy Corp.	416	130,208
NextEra Energy, Inc.	1,866	182,644
WEC Energy Group, Inc.(a)	1,268	149,548
		462,400
TOTAL COMMON STOCKS (Cost $5,363,466)		6,172,189
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(b)	283,059	283,059
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $283,059)		283,059
	Shares
MONEY MARKET FUNDS - 1.8%
Invesco Government & Agency Portfolio - Institutional Class, 3.59%(b)	115,854	115,854
TOTAL MONEY MARKET FUNDS (Cost $115,854)		115,854
TOTAL INVESTMENTS - 104.6% (Cost $5,762,379)		$6,571,102
Liabilities in Excess of Other Assets - (4.6)%		(286,917)
TOTAL NET ASSETS - 100.0%		$6,284,185

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $277,635.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

AAM CRESCENT CLO ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 97.4%
ABPCI Direct Lending Fund CLO LLC
Series 2024-17A, Class A2, 5.66% (3 mo. Term SOFR + 2.00%), 08/01/2036(a)	$1,000,000	$1,000,996
Series 2024-17A, Class D, 8.36% (3 mo. Term SOFR + 4.70%), 08/01/2036(a)	1,250,000	1,247,741
AGL CLO Ltd., Series 2024-33A, Class D1, 6.47% (3 mo. Term SOFR + 2.80%), 07/21/2037(a)	1,000,000	998,629
Aimco CDO
Series 2021-14A, Class D1R, 6.28% (3 mo. Term SOFR + 2.60%), 10/20/2038(a)	1,000,000	997,428
Series 2024-19A, Class D1, 6.53% (3 mo. Term SOFR + 2.85%), 10/20/2037(a)	500,000	502,362
Antares CLO Ltd.
Series 2024-6A, Class A2, 5.43% (3 mo. Term SOFR + 1.75%), 01/20/2037(a)	500,000	500,172
Series 2024-6A, Class D, 7.48% (3 mo. Term SOFR + 3.80%), 01/20/2037(a)	750,000	747,086
Series 2026-1A, Class B, 5.43% (3 mo. Term SOFR + 1.75%), 04/20/2039(a)	1,000,000	990,525
ArrowMark Colorado Holdings, Series 2020-11A, Class BR, 5.67% (3 mo. Term SOFR + 2.00%), 10/15/2037(a)	650,000	652,689
Bain Capital Credit CLO, Series 2024-4A, Class D1, 6.77% (3 mo. Term SOFR + 3.10%), 10/23/2037(a)	1,000,000	995,091
Balboa Bay Loan Funding Ltd., Series 2020-1A, Class A1RR, 4.97% (3 mo. Term SOFR + 1.29%), 10/20/2035(a)	1,220,000	1,221,256
Ballyrock CLO Ltd., Series 2024-28A, Class C1, 6.48% (3 mo. Term SOFR + 2.80%), 01/20/2038(a)	1,580,000	1,581,710
Benefit Street Partners CLO Ltd., Series 2025-39A, Class D2, 7.32% (3 mo. Term SOFR + 3.65%), 04/15/2038(a)	1,046,000	1,029,043
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, 6.58% (3 mo. Term SOFR + 2.90%), 10/20/2037(a)	800,000	800,722
Bridge Street CLO Ltd., Series 2025-1A, Class D1A, 6.53% (3 mo. Term SOFR + 2.85%), 04/20/2038(a)	1,000,000	1,001,529
BXDL Static CLO LLC, Series 2025-1A, Class C, 5.88% (3 mo. Term SOFR + 2.20%), 07/20/2035(a)	1,000,000	988,061

	Par	Value
Canyon CLO, Series 2025-1A, Class D1, 6.42% (3 mo. Term SOFR + 2.75%), 04/15/2038(a)	$500,000	$502,309
Captree Park CLO Ltd., Series 2024-1A, Class D, 6.93% (3 mo. Term SOFR + 3.25%), 07/20/2037(a)	1,000,000	1,000,577
Cedar Funding Ltd., Series 2024-19A, Class D1, 6.67% (3 mo. Term SOFR + 3.00%), 01/23/2038(a)	500,000	500,801
Cerberus Loan Funding LP
Series 2024-1A, Class A, 5.57% (3 mo. Term SOFR + 1.90%), 04/15/2036(a)	1,000,000	1,000,193
Series 2025-1A, Class C, 6.27% (3 mo. Term SOFR + 2.60%), 07/15/2037(a)	1,500,000	1,501,769
CTM CLO Ltd., Series 2025-1A, Class A1, 5.17% (3 mo. Term SOFR + 1.50%), 07/15/2038(a)	1,500,000	1,503,858
DIAMETER CAPITAL CLO, Series 2024-7A, Class C, 6.88% (3 mo. Term SOFR + 3.20%), 07/20/2037(a)	1,000,000	1,004,893
Eldridge CLO Ltd., Series 2025-1A, Class D1, 6.63% (3 mo. Term SOFR + 2.95%), 10/20/2038(a)	900,000	900,880
Elmwood CLO Ltd.
Series 2021-5A, Class D2R, 8.02% (3 mo. Term SOFR + 4.35%), 10/15/2037(a)	1,400,000	1,388,101
Series 2024-6A, Class A, 5.11% (3 mo. Term SOFR + 1.43%), 07/17/2037(a)	500,000	500,648
Flatiron CLO Ltd., Series 2024-3A, Class D1, 6.58% (3 mo. Term SOFR + 2.90%), 10/18/2037(a)	1,000,000	1,004,226
Fortress Credit BSL Ltd., Series 2023-2A, Class C1R, 6.07% (3 mo. Term SOFR + 2.40%), 07/24/2036(a)	1,000,000	1,000,927
Gallatin CLO Ltd., Series 2024-1A, Class B, 5.63% (3 mo. Term SOFR + 1.95%), 10/20/2037(a)	725,000	725,999
Goldentree Loan Opportunities Ltd., Series 2024-20A, Class D, 6.83% (3 mo. Term SOFR + 3.15%), 07/20/2037(a)	1,500,000	1,506,007
Golub Capital Partners CLO Ltd., Series 2021-59A, Class A2R, 5.28% (3 mo. Term SOFR + 1.60%), 04/20/2037(a)	1,500,000	1,499,907
Golub Capital Partners Private Credit Fund CLO, Series 2023-1A, Class A2R, 5.32% (3 mo. Term SOFR + 1.65%), 10/26/2037(a)	500,000	500,031
JCP Direct Lending CLO LLC, Series 2024-1A, Class D, 8.17% (3 mo. Term SOFR + 4.50%), 07/25/2036(a)	1,000,000	990,229

The accompanying notes are an integral part of these financial statements.

2

AAM CRESCENT CLO ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Madison Park Funding Ltd.
Series 2024-58A, Class D, 7.32% (3 mo. Term SOFR + 3.65%), 04/25/2037(a)	$250,000	$249,260
Series 2024-69A, Class D2, 8.42% (3 mo. Term SOFR + 4.75%), 07/25/2037(a)	1,000,000	992,933
Series 2025-73A, Class D1, 6.43% (3 mo. Term SOFR + 2.75%), 10/17/2038(a)	1,250,000	1,252,167
Magnetite CLO Ltd.
Series 2016-17A, Class AR2, 5.18% (3 mo. Term SOFR + 1.50%), 04/20/2037(a)	1,000,000	1,000,903
Series 2024-41A, Class D1, 6.27% (3 mo. Term SOFR + 2.60%), 01/25/2038(a)	1,500,000	1,504,839
Maranon Loan Funding Ltd., Series 2025-1A, Class D2, 8.77% (3 mo. Term SOFR + 5.10%), 10/15/2037(a)	1,525,000	1,513,692
Neuberger Berman CLO Ltd., Series 2022-47A, Class DR, 6.47% (3 mo. Term SOFR + 2.80%), 04/16/2035(a)	1,000,000	997,262
OCP CLO Ltd., Series 2024-35A, Class D1, 6.77% (3 mo. Term SOFR + 3.10%), 10/25/2037(a)	1,000,000	1,005,013
OHA Credit Funding, Series 2024-19A, Class D1, 6.58% (3 mo. Term SOFR + 2.90%), 07/20/2037(a)	1,500,000	1,506,417
OZLM Ltd., Series 2019-24A, Class A2AR, 5.64% (3 mo. Term SOFR + 1.96%), 07/20/2032(a)	800,000	802,954
Palmer Square CLO Ltd.
Series 2021-3A, Class D1R, 6.47% (3 mo. Term SOFR + 2.80%), 10/15/2038(a)	1,500,000	1,502,065
Series 2024-2A, Class D1, 6.63% (3 mo. Term SOFR + 2.95%), 07/20/2037(a)	250,000	250,897
Rad CLO, Series 2021-10A, Class A, 5.10% (3 mo. Term SOFR + 1.43%), 04/23/2034(a)	750,000	750,304
Regatta Funding Ltd., Series 2025-1A, Class C2, 7.52% (3 mo. Term SOFR + 3.85%), 03/25/2038(a)	1,000,000	991,172
Silver Point SCF CLO Ltd., Series 2025-1A, Class A2, 5.38% (3 mo. Term SOFR + 1.70%), 04/20/2038(a)	1,500,000	1,492,231
Symphony CLO Ltd., Series 2024-43A, Class A1, 5.19% (3 mo. Term SOFR + 1.52%), 04/15/2037(a)	450,000	450,485
Texas Debt Capital CLO Ltd., Series 2023-1A, Class D1R, 6.43% (3 mo. Term SOFR + 2.75%), 07/20/2038(a)	1,000,000	1,002,222

	Par	Value
Warwick Capital CLO Ltd., Series 2024-3A, Class A1, 5.33% (3 mo. Term SOFR + 1.65%), 04/20/2037(a)	$1,500,000	$1,502,704
Wellington Management CLO 3 Ltd., Series 2025-4A, Class D2, 7.43% (3 mo. Term SOFR + 3.75%), 04/18/2038(a)	1,000,000	991,077
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $52,304,800)		52,044,992
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.8%
First American Government Obligations Fund - Class X, 3.58%(b)	1,510,027	1,510,027
TOTAL MONEY MARKET FUNDS (Cost $1,510,027)		1,510,027
TOTAL INVESTMENTS - 100.2% (Cost $53,814,827)		$53,555,019
Liabilities in Excess of Other Assets - (0.2)%		(129,528)
TOTAL NET ASSETS - 100.0%		$53,425,491

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $52,044,992 or 97.4% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 75.1%
Communication Services - 4.1%
Bell Telephone Co. of Canada or Bell Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055	$1,985,000	$2,036,511
Paramount Global
6.25% to 02/28/2027 then 3 mo. LIBOR USD + 3.90%, 02/28/2057(a)	1,290,000	921,605
6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062	1,985,000	1,539,450
Rogers Communications, Inc.
7.00% to 04/15/2030 then 5 yr. CMT Rate + 2.65%, 04/15/2055	2,185,000	2,230,207
6.88% to 07/31/2031 then 5 yr. CMT Rate + 2.84%, 07/31/2056	1,520,000	1,543,707
TELUS Corp.
6.63% to 10/15/2030 then 5 yr. CMT Rate + 2.77%, 10/15/2055	1,390,000	1,405,528
6.38% to 06/09/2031 then 5 yr. CMT Rate + 2.69%, 06/09/2056	1,590,000	1,590,181
Vodafone Group PLC
7.00% (5 yr. Swap Rate USD + 4.87%), 04/04/2079	4,000,000	4,171,512
4.13% to 06/04/2031 then 5 yr. CMT Rate + 2.77%, 06/04/2081	1,985,000	1,849,108
		17,287,809
Consumer Discretionary - 1.2%
Aptiv Swiss Holdings Ltd., 6.88% to 12/15/2029 then 5 yr. CMT Rate + 3.39%, 12/15/2054	995,000	1,020,047
General Motors Financial Co., Inc.
5.75% to 09/30/2027 then 3 mo. LIBOR USD + 3.60%, Perpetual(a)	1,985,000	1,967,918
6.50% to 09/30/2028 then 3 mo. LIBOR USD + 3.44%, Perpetual(a)	995,000	991,351
5.70% to 09/30/2030 then 5 yr. CMT Rate + 5.00%, Perpetual	980,000	962,952
		4,942,268
Energy - 9.2%
BP Capital Markets PLC, 4.88% to 06/22/2030 then 5 yr. CMT Rate + 4.40%, Perpetual	5,045,000	5,001,853
Enbridge, Inc.
6.00% to 01/15/2027 then 3 mo. Term SOFR + 4.15%, 01/15/2077	1,490,000	1,494,218
5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	1,985,000	1,980,487
6.25% to 03/01/2028 then 3 mo. Term SOFR + 3.90%, 03/01/2078	1,690,000	1,697,531
5.75% to 07/15/2030 then 5 yr. CMT Rate + 5.31%, 07/15/2080	1,985,000	1,996,567
7.38% to 01/15/2028 then 5 yr. CMT Rate + 3.71%, 01/15/2083	995,000	1,019,320

	Par	Value
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	$1,785,000	$1,787,105
6.63% to 02/15/2028 then 3 mo. Term SOFR + 4.42%, Perpetual	1,095,000	1,104,647
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	795,000	816,248
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	2,380,000	2,386,414
Enterprise Products Operating LLC
5.25% to 08/16/2027 then 3 mo. Term SOFR + 3.29%, 08/16/2077	1,985,000	1,980,057
5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	1,390,000	1,386,093
Phillips 66 Co., 5.88% to 03/15/2031 then 5 yr. CMT Rate + 2.28%, 03/15/2056	1,985,000	1,978,562
Plains All American Pipeline LP, 8.02% (3 mo. Term SOFR + 4.37%), Perpetual	1,590,000	1,589,272
South Bow Canadian Infrastructure Holdings Ltd., 7.63% to 03/01/2030 then 5 yr. CMT Rate + 3.95%, 03/01/2055	900,000	939,343
TransCanada PipeLines Ltd.
6.13% to 10/17/2031 then 5 yr. CMT Rate + 2.25%, 10/17/2056	1,000,000	1,004,377
7.00% to 06/01/2030 then 5 yr. CMT Rate + 2.61%, 06/01/2065	1,490,000	1,536,537
Transcanada Trust
5.88% to 08/15/2026 then 3 mo. LIBOR USD + 4.64%, 08/15/2076(a)	2,380,000	2,383,358
5.30% to 03/15/2027 then 3 mo. LIBOR USD + 3.21%, 03/15/2077(a)	3,075,000	3,063,857
5.50% to 09/15/2029 then 3 mo. Term SOFR + 4.42%, 09/15/2079	2,185,000	2,174,133
5.60% to 03/07/2032 then 5 yr. CMT Rate + 3.99%, 03/07/2082	1,590,000	1,570,577
		38,890,556
Financials - 41.1%(b)
Aegon Ltd., 5.50% to 04/11/2028 then 6 mo. LIBOR USD + 3.54%, 04/11/2048(a)	1,590,000	1,591,547
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	1,550,000	1,605,057
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	995,000	1,012,918
Ally Financial, Inc.
4.70% to 05/15/2026 then 5 yr. CMT Rate + 3.87%, Perpetual	2,680,000	2,673,087
4.70% to 05/15/2028 then 7 yr. CMT Rate + 3.48%, Perpetual(c)	1,985,000	1,909,742

The accompanying notes are an integral part of these financial statements.

4

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
American Express Co., 3.55% to 09/15/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	$3,215,000	$3,184,594
American International Group, Inc., 5.75% (3 mo. LIBOR USD + 2.87%), 04/01/2048(a)	620,000	623,237
American National Group, Inc., 7.00% to 12/01/2030 then 5 yr. CMT Rate + 3.18%, 12/01/2055	1,010,000	987,001
Aon Corp., 8.21%, 01/01/2027	1,035,000	1,059,686
Assurant, Inc., 7.00% to 03/27/2028 then 3 mo. LIBOR USD + 4.14%, 03/27/2048(a)	785,000	795,141
BAC Capital Trust XIV, 4.34% (3 mo. Term SOFR + 0.66%), Perpetual	555,000	461,795
Bank of America Corp.
4.38% to 01/27/2027 then 5 yr. CMT Rate + 2.76%, Perpetual	2,095,000	2,075,765
6.13% to 04/27/2027 then 5 yr. CMT Rate + 3.23%, Perpetual	2,450,000	2,466,658
5.88% to 03/15/2028 then 3 mo. Term SOFR + 3.19%, Perpetual	2,785,000	2,794,377
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	3,685,000	3,800,576
6.25% to 07/26/2030 then 5 yr. CMT Rate + 2.35%, Perpetual	3,070,000	3,102,760
Bank of New York Mellon Corp.
7.17% to 03/20/2031 then 5 yr. CMT Rate + 3.35%, Perpetual	1,160,000	1,164,002
4.63% to 09/20/2026 then 3 mo. Term SOFR + 3.39%, Perpetual	1,985,000	1,978,282
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	2,580,000	2,549,497
6.30% to 03/20/2030 then 5 yr. CMT Rate + 2.30%, Perpetual(c)	995,000	1,027,753
5.95% to 12/20/2030 then 5 yr. CMT Rate + 2.27%, Perpetual	985,000	998,182
5.63% to 03/20/2031 then 5 yr. CMT Rate + 2.03%, Perpetual(c)	990,000	978,832
Capital One Financial Corp.
3.95% to 09/01/2026 then 5 yr. CMT Rate + 3.16%, Perpetual(c)	1,985,000	1,969,470
5.50% to 10/30/2027 then 3 mo. Term SOFR + 3.34%, Perpetual	1,135,000	1,122,713
Charles Schwab Corp.
4.00% to 06/01/2026 then 5 yr. CMT Rate + 3.17%, Perpetual	4,140,000	4,133,221
5.00% to 06/01/2027 then 5 yr. CMT Rate + 3.26%, Perpetual(c)	1,490,000	1,480,747
5.00% to 12/01/2027 then 3 mo. LIBOR USD + 2.58%, Perpetual(a)	990,000	974,407
4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	4,460,000	4,156,908

	Par	Value
6.10% to 06/01/2031 then 5 yr. CMT Rate + 2.25%, Perpetual	$3,040,000	$3,041,348
Citigroup, Inc.
6.25% to 08/15/2026 then 3 mo. Term SOFR + 4.78%, Perpetual	1,670,000	1,670,386
4.15% to 11/15/2026 then 5 yr. CMT Rate + 3.00%, Perpetual(c)	1,115,000	1,107,153
7.38% to 05/15/2028 then 5 yr. CMT Rate + 3.21%, Perpetual	1,395,000	1,433,251
7.63% to 11/15/2028 then 5 yr. CMT Rate + 3.21%, Perpetual	1,650,000	1,715,865
7.20% to 05/15/2029 then 5 yr. CMT Rate + 2.91%, Perpetual	615,000	627,423
7.13% to 08/15/2029 then 5 yr. CMT Rate + 2.69%, Perpetual	1,950,000	1,978,544
6.75% to 02/15/2030 then 5 yr. CMT Rate + 2.57%, Perpetual	1,670,000	1,680,104
6.95% to 02/15/2030 then 5 yr. CMT Rate + 2.73%, Perpetual	2,230,000	2,269,467
6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual	3,010,000	3,056,059
6.63% to 02/15/2031 then 5 yr. CMT Rate + 3.00%, Perpetual	2,785,000	2,819,135
6.50% to 05/15/2031 then 5 yr. CMT Rate + 2.75%, Perpetual	1,115,000	1,121,215
Citizens Financial Group, Inc.
6.94% (3 mo. Term SOFR + 3.26%), Perpetual	675,000	673,397
7.10% (3 mo. Term SOFR + 3.42%), Perpetual	675,000	674,622
4.00% to 10/06/2026 then 5 yr. CMT Rate + 3.22%, Perpetual	675,000	667,437
Corebridge Financial, Inc.
6.88% to 12/01/2030 then 5 yr. CMT Rate + 3.18%, Perpetual	1,010,000	1,038,851
6.88% (5 yr. CMT Rate + 3.85%), 12/15/2052	1,985,000	2,014,787
Enstar Finance LLC, 5.50% (5 yr. CMT Rate + 4.01%), 01/15/2042	995,000	976,197
Fifth Third Bancorp, 6.99% (3 mo. Term SOFR + 3.29%), Perpetual	1,190,000	1,186,846
First Citizens BancShares, Inc.
7.91% (3 mo. Term SOFR + 4.23%), Perpetual(c)	640,000	643,994
7.00% to 12/15/2030 then 5 yr. CMT Rate + 3.30%, Perpetual(c)	1,025,000	1,030,130
Goldman Sachs Group, Inc.
3.80% to 05/10/2026 then 5 yr. CMT Rate + 2.97%, Perpetual	1,255,000	1,254,427
3.65% to 08/10/2026 then 5 yr. CMT Rate + 2.92%, Perpetual	1,390,000	1,385,637
4.13% to 11/10/2026 then 5 yr. CMT Rate + 2.95%, Perpetual	1,390,000	1,376,042
5.30% to 11/10/2026 then 3 mo. Term SOFR + 4.10%, Perpetual	1,205,000	1,206,911

The accompanying notes are an integral part of these financial statements.

5

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	$4,560,000	$4,765,578
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual	3,850,000	3,966,351
HA Sustainable Infrastructure Capital, Inc., 7.13% to 11/15/2031 then 5 yr. CMT Rate + 3.48%, 11/15/2056	1,190,000	1,201,281
Huntington Bancshares, Inc.
4.45% to 10/15/2027 then 7 yr. CMT Rate + 4.05%, Perpetual	980,000	964,542
5.63% to 07/15/2030 then 10 yr. CMT Rate + 4.95%, Perpetual	1,010,000	1,020,899
6.25% to 10/15/2030 then 5 yr. CMT Rate + 2.65%, Perpetual(c)	1,490,000	1,492,138
JPMorgan Chase & Co.
3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	2,830,000	2,824,854
6.44% (3 mo. Term SOFR + 2.75%), Perpetual	2,105,000	2,103,981
6.50% (3 mo. Term SOFR + 2.84%), Perpetual(c)	1,765,000	1,771,873
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	3,550,000	3,698,159
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	4,285,000	4,398,788
KeyCorp, 5.00% to 09/15/2026 then 3 mo. Term SOFR + 3.87%, Perpetual	1,060,000	1,050,488
M&T Bank Corp.
3.50% to 09/01/2026 then 5 yr. CMT Rate + 2.68%, Perpetual	995,000	980,573
5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	995,000	990,615
Mellon Capital IV, 4.51% (3 mo. Term SOFR + 0.83%), Perpetual	1,060,000	893,811
MetLife, Inc., 5.88% to 03/15/2028 then 3 mo. Term SOFR + 3.22%, Perpetual	995,000	995,697
Morgan Stanley
7.10% (3 mo. Term SOFR + 3.42%), Perpetual	675,000	676,964
5.88%, Perpetual(d)	835,000	829,389
National Rural Utilities Cooperative Finance Corp., 7.13% to 09/15/2028 then 5 yr. CMT Rate + 3.53%, 09/15/2053	790,000	819,867
Northern Trust Corp., 4.60% to 10/01/2026 then 3 mo. Term SOFR + 3.46%, Perpetual	995,000	989,812
PartnerRe Finance B LLC, 4.50% to 10/01/2030 then 5 yr. CMT Rate + 3.82%, 10/01/2050	995,000	947,597
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	3,075,000	3,036,946

	Par	Value
5.00% to 11/01/2026 then 3 mo. Term SOFR + 3.56%, Perpetual	$1,045,000	$1,042,117
6.00% to 05/15/2027 then 5 yr. CMT Rate + 3.00%, Perpetual	1,985,000	1,985,308
6.20% to 09/15/2027 then 5 yr. CMT Rate + 3.24%, Perpetual	2,480,000	2,496,494
6.25% to 03/15/2030 then 7 yr. CMT Rate + 2.81%, Perpetual	3,075,000	3,124,806
Prudential Financial, Inc.
4.50% to 09/15/2027 then 3 mo. LIBOR USD + 2.38%, 09/15/2047(a)	1,490,000	1,459,804
5.70% to 09/15/2028 then 3 mo. LIBOR USD + 2.67%, 09/15/2048(a)	1,985,000	1,973,788
3.70% to 10/01/2030 then 5 yr. CMT Rate + 3.04%, 10/01/2050	1,590,000	1,466,491
5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	1,985,000	1,934,652
State Street Corp.
6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual(c)	2,975,000	3,065,633
6.70% to 09/15/2029 then 5 yr. CMT Rate + 2.63%, Perpetual	1,750,000	1,813,598
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual(c)	1,490,000	1,523,109
Truist Financial Corp.
6.67% to 09/01/2029 then 5 yr. CMT Rate + 3.00%, Perpetual	3,475,000	3,476,324
5.13% to 12/15/2027 then 3 mo. Term SOFR + 3.05%, Perpetual	980,000	970,484
5.10% to 09/01/2030 then 10 yr. CMT Rate + 4.35%, Perpetual	1,985,000	1,998,091
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual	3,075,000	3,026,455
5.30% to 04/15/2027 then 3 mo. Term SOFR + 3.18%, Perpetual	1,985,000	1,978,493
USB Capital IX, 4.95% (3 mo. Term SOFR + 1.28%), Perpetual	1,340,000	1,055,699
Voya Financial, Inc.
7.76% to 09/15/2028 then 5 yr. CMT Rate + 3.36%, Perpetual	650,000	677,950
4.70% (3 mo. LIBOR USD + 2.08%), 01/23/2048(a)	680,000	658,030
Wells Fargo & Co.
6.85% to 09/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual	4,000,000	4,160,792
6.13% to 06/15/2031 then 5 yr. CMT Rate + 2.34%, Perpetual	4,500,000	4,515,597
		174,151,101
Health Care - 1.8%
CVS Health Corp., 7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055	4,600,000	4,772,580
DENTSPLY SIRONA, Inc., 8.38% to 09/12/2030 then 5 yr. CMT Rate + 4.38%, 09/12/2055	1,095,000	1,100,870

The accompanying notes are an integral part of these financial statements.

6

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care - (Continued)
Humana, Inc., 6.63% to 09/15/2031 then 5 yr. CMT Rate + 2.89%, 09/15/2056	$2,025,000	$1,995,339
		7,868,789
Industrials - 0.4%
Sumisho Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	675,000	671,895
4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual	675,000	666,063
6.00% to 12/15/2029 then 5 yr. CMT Rate + 2.56%, Perpetual	575,000	557,007
		1,894,965
Materials - 0.2%
FMC Corp., 8.45% to 11/01/2030 then 5 yr. CMT Rate + 4.37%, 11/01/2055	1,490,000	987,473
Utilities - 17.1%
AES Corp.
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	1,885,000	1,920,308
6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055	1,010,000	985,304
Algonquin Power & Utilities Corp., 4.75% to 04/18/2027 then 5 yr. CMT Rate + 3.25%, 01/18/2082	1,490,000	1,471,118
Alliant Energy Corp., 5.75% to 04/01/2031 then 5 yr. CMT Rate + 2.08%, 04/01/2056	1,440,000	1,415,411
American Electric Power Co., Inc.
7.05% to 12/15/2029 then 5 yr. CMT Rate + 2.75%, 12/15/2054	790,000	826,684
5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	3,005,000	2,988,137
3.88% to 02/15/2027 then 5 yr. CMT Rate + 2.68%, 02/15/2062	1,490,000	1,463,734
Brookfield Infrastructure Finance ULC, 6.75% to 03/15/2030 then 5 yr. CMT Rate + 2.45%, 03/15/2055	675,000	681,752
CenterPoint Energy, Inc.
7.00% to 02/15/2030 then 5 yr. CMT Rate + 3.25%, 02/15/2055	790,000	814,989
6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	980,000	999,699
5.95% to 04/01/2031 then 5 yr. CMT Rate + 2.22%, 04/01/2056	1,390,000	1,384,289
CMS Energy Corp.
4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,010,000	987,726
3.75% to 12/01/2030 then 5 yr. CMT Rate + 2.90%, 12/01/2050	795,000	732,836

	Par	Value
Dominion Energy, Inc.
4.35% to 04/15/2027 then 5 yr. CMT Rate + 3.20%, Perpetual	$1,490,000	$1,477,208
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055	2,050,000	2,124,048
6.00% to 02/15/2031 then 5 yr. CMT Rate + 2.26%, 02/15/2056	2,880,000	2,881,509
Duke Energy Corp., 3.25% to 01/15/2027 then 5 yr. CMT Rate + 2.32%, 01/15/2082	1,010,000	985,224
Edison International
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	995,000	1,020,803
7.88% to 06/15/2029 then 5 yr. CMT Rate + 3.66%, 06/15/2054	910,000	938,701
Emera US Finance LLC, 6.65% to 10/01/2031 then 5 yr. CMT Rate + 2.87%, 10/01/2056	740,000	741,892
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR USD + 5.44%, 06/15/2076(a)	2,380,000	2,381,433
Entergy Corp.
7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	2,375,000	2,445,010
5.88% to 06/15/2031 then 5 yr. CMT Rate + 2.18%, 06/15/2056	1,190,000	1,190,481
EUSHI Finance, Inc.
7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054	985,000	1,019,772
6.25% to 04/01/2031 then 5 yr. CMT Rate + 2.51%, 04/01/2056	1,490,000	1,475,658
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	1,010,000	1,024,311
Eversource Energy, 6.10% to 08/15/2031 then 5 yr. CMT Rate + 2.52%, 08/15/2056	1,550,000	1,543,717
Nevada Power Co., 6.25% to 05/15/2030 then 5 yr. CMT Rate + 1.94%, 05/15/2055	675,000	677,753
NextEra Energy Capital Holdings, Inc.
6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	1,985,000	2,037,277
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055	3,075,000	3,138,139
4.80% to 12/01/2027 then 3 mo. LIBOR USD + 2.41%, 12/01/2077(a)	1,095,000	1,075,252
5.65% to 05/01/2029 then 3 mo. LIBOR USD + 3.16%, 05/01/2079(a)(c)	980,000	976,942
3.80% to 03/15/2027 then 5 yr. CMT Rate + 2.55%, 03/15/2082	1,190,000	1,160,644
NiSource, Inc.
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	1,080,000	1,117,102

The accompanying notes are an integral part of these financial statements.

7

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
5.75% to 07/15/2031 then 5 yr. CMT Rate + 2.04%, 07/15/2056	$1,985,000	$1,985,361
PacifiCorp
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	1,690,000	1,713,442
7.13% to 08/15/2031 then 5 yr. CMT Rate + 3.29%, 08/15/2056	2,185,000	2,177,871
PG&E Corp.
7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	3,075,000	3,162,813
6.85% to 09/15/2031 then 5 yr. CMT Rate + 3.23%, 09/15/2056	1,985,000	1,984,602
Sempra
4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	1,985,000	1,956,252
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	2,185,000	2,223,688
6.63% to 04/01/2030 then 5 yr. CMT Rate + 2.35%, 04/01/2055	835,000	840,461
6.38% to 04/01/2031 then 5 yr. CMT Rate + 2.63%, 04/01/2056	1,590,000	1,608,145
Sierra Pacific Power Co., 6.20% to 12/15/2030 then 5 yr. CMT Rate + 2.55%, 12/15/2055	955,000	939,194
Southern Co., 3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051	1,985,000	1,976,805
Spire, Inc., 6.25% to 06/01/2031 then 5 yr. CMT Rate + 2.56%, 06/01/2056	900,000	896,917
WEC Energy Group, Inc., 5.63% to 05/15/2031 then 5 yr. CMT Rate + 1.91%, 05/15/2056	1,190,000	1,182,683
Xcel Energy, Inc., 5.75% to 12/03/2031 then 5 yr. CMT Rate + 2.17%, 12/03/2056	1,650,000	1,631,875
		72,384,972
TOTAL CORPORATE BONDS (Cost $318,292,772)		318,407,933
	Shares
PREFERRED STOCKS - 23.0%
Communication Services - 0.2%
T-Mobile USA, Inc., 6.25%, 09/01/2069	33,763	842,387
Consumer Discretionary - 0.1%
Dillard’s Capital Trust I, 7.50%, 08/01/2038	16,037	418,726
Consumer Staples - 0.7%
CHS, Inc.
Series 2, 7.10% (3 mo. Term SOFR + 4.56%), Perpetual	33,391	845,126

	Shares	Value
Series 3, 6.75% (3 mo. Term SOFR + 4.42%), Perpetual	39,155	$976,917
Series 4, 7.50%, Perpetual	41,142	1,057,350
		2,879,393
Energy - 0.4%
GasLog Partners LP, Series A, 8.63% to 06/15/2027 then 3 mo. LIBOR USD + 6.31%, Perpetual(a)	11,514	295,967
NGL Energy Partners LP, Series B, 11.14% (3 mo. Term SOFR + 7.47%), Perpetual	28,480	718,266
Seapeak LLC
9.00%, Perpetual	11,137	285,775
Series B, 8.50% to 10/15/2027 then 3 mo. LIBOR USD + 6.24%, Perpetual(a)	14,918	381,006
		1,681,014
Financials - 20.5%(b)
ACRES Commercial Realty Corp., Series C, 9.59% (3 mo. Term SOFR + 5.93%), Perpetual	10,854	272,652
Adamas Trust, Inc.
9.88%, 10/01/2030	8,294	211,912
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR USD + 5.70%, Perpetual(a)	13,831	326,965
Series E, 11.28% (3 mo. LIBOR USD + 6.43%), Perpetual(a)	15,027	381,986
Series F, 6.88% to 10/15/2026 then SOFR + 6.13%, Perpetual	12,970	312,836
AGNC Investment Corp.
Series C, 9.04% (3 mo. Term SOFR + 5.37%), Perpetual	29,427	759,511
Series D, 8.27% (3 mo. Term SOFR + 4.59%), Perpetual	21,284	531,674
Series E, 8.92% (3 mo. Term SOFR + 5.25%), Perpetual	31,999	815,335
Series F, 8.63% (3 mo. Term SOFR + 4.96%), Perpetual	45,714	1,138,279
Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual	13,569	339,225
Allstate Corp.
7.09% (3 mo. Term SOFR + 3.43%), 01/15/2053	42,554	1,104,702
Series J, 7.38%, Perpetual	49,000	1,283,310
Annaly Capital Management, Inc.
Series F, 8.92% (3 mo. Term SOFR + 5.25%), Perpetual	57,242	1,486,002
Series G, 8.10% (3 mo. Term SOFR + 4.43%), Perpetual	33,788	846,727
Series I, 8.95% (3 mo. Term SOFR + 5.25%), Perpetual	35,180	900,960
Apollo Global Management, Inc., 7.63% to 12/15/2028 then 5 yr. CMT Rate + 3.23%, 09/15/2053	48,612	1,249,328

The accompanying notes are an integral part of these financial statements.

8

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Financials - (Continued)
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual	25,687	$597,223
Associated Banc-Corp., 6.63% to 03/01/2028 then 5 yr. CMT Rate + 2.81%, 03/01/2033	27,162	680,136
Athene Holding Ltd.
7.25% to 3/30/2029 then 5 yr. CMT Rate + 2.99%, 03/30/2064	45,714	1,145,136
Series A, 6.35% to 6/30/2029 then 3 mo. Term SOFR + 4.25%, Perpetual	68,570	1,669,680
Series E, 7.75% to 0 then 5 yr. CMT Rate + 3.96%, Perpetual	39,750	1,015,613
Atlantic Union Bankshares Corp., Series A, 6.88%, Perpetual	13,781	341,769
Atlanticus Holdings Corp.
6.13%, 11/30/2026	13,395	334,741
Series*, 9.25%, 01/31/2029	14,968	378,690
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual	40,808	1,046,317
Bank of America Corp.
Series 02, 4.58% (3 mo. Term SOFR + 0.91%), Perpetual	12,681	244,109
Series 4, 4.68% (3 mo. Term SOFR + 1.01%), Perpetual	8,428	168,897
Series 5, 4.43% (3 mo. Term SOFR + 0.76%), Perpetual	17,645	345,489
Series E, 4.57% (3 mo. Term SOFR + 0.61%), Perpetual	13,205	254,857
Series GG, 6.00%, Perpetual	66,702	1,687,561
Series HH, 5.88%, Perpetual(c)	38,615	961,514
Series K*, 6.45% (3 mo. LIBOR USD + 1.33%), 12/15/2066(a)	50,972	1,315,587
Bank of New York Mellon Corp., Series K, 6.15% to 03/20/2030 then 5 yr. CMT Rate + 2.16%, Perpetual	39,750	1,014,818
BRC Group Holdings, Inc.
5.25%, 08/31/2028	30,402	565,173
5.00%, 12/31/2026	18,768	449,681
6.00%, 01/31/2028	20,098	410,200
6.50%, 09/30/2026	16,332	404,380
Charles Schwab Corp., Series D, 5.95%, Perpetual	59,626	1,487,072
Chimera Investment Corp.
8.88%, 08/15/2030	10,802	275,667
Series B, 9.75% (3 mo. Term SOFR + 6.05%), Perpetual	29,427	718,019
Series C, 8.71% (3 mo. Term SOFR + 5.00%), Perpetual	23,550	538,824
Series D, 9.30% (3 mo. Term SOFR + 5.60%), Perpetual	18,093	441,469

	Shares	Value
CION Investment Corp.
7.50%, 12/30/2029	13,464	$339,697
7.50%, 03/31/2031	10,789	271,667
Citizens Financial Group, Inc., Series I, 6.50% to 10/06/2030 then 5 yr. CMT Rate + 2.63%, Perpetual	34,178	861,627
Compass Diversified Holdings, Series B, 7.88% to 04/30/2028 then 3 mo. LIBOR USD + 4.99%, Perpetual(a)	17,043	373,753
ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual	10,367	257,102
Crescent Capital BDC, Inc., 5.00%, 05/25/2026(e)	10,109	253,433
Dynex Capital, Inc., Series C, 9.39% (3 mo. Term SOFR + 5.72%), Perpetual	9,274	239,640
Ellington Financial, Inc.
Series B, 6.25% to 1/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	10,903	266,796
Series C, 8.63% to 4/30/2028 then 5 yr. CMT Rate + 5.13%, Perpetual	9,048	228,914
Fifth Third Bancorp
6.88% to 10/1/2030 then 5 yr. CMT Rate + 3.13%, Perpetual	32,075	827,856
Series I, 7.67% to 6/30/2026 then 3 mo. Term SOFR + 3.97%, Perpetual	35,776	909,426
First Citizens BancShares, Inc., Series E, 6.63% to 03/15/2031 then 5 yr. CMT Rate + 2.83%, Perpetual	32,328	814,342
First Horizon Corp., Series E, 6.50%, Perpetual	12,052	297,202
Flagstar Bank NA, Series A., 6.38% to 03/17/2027 then 3 mo. LIBOR USD + 3.82%, Perpetual(a)	40,949	941,827
Gladstone Investment Corp.
4.88%, 11/01/2028	12,168	293,370
7.88%, 02/01/2030	11,458	291,377
7.13%, 05/01/2031	9,230	234,904
Goldman Sachs Group, Inc.
Series A, 4.65% (3 mo. Term SOFR + 1.01%), Perpetual(c)	55,712	1,073,013
Series C, 4.65% (3 mo. Term SOFR + 1.01%), Perpetual	17,974	347,617
Series D, 4.57% (3 mo. Term SOFR + 0.93%), Perpetual	109,781	2,097,915
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	18,609	371,622
Hartford Insurance Group, Inc., Series G, 6.00%, Perpetual	31,235	785,873

The accompanying notes are an integral part of these financial statements.

9

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Financials - (Continued)
Huntington Bancshares, Inc., Series J, 6.88% to 04/15/2028 then 5 yr. CMT Rate + 2.70%, Perpetual	29,427	$753,331
Invesco Mortgage Capital, Inc., Series C, 7.50% to 09/27/2027 then 3 mo. LIBOR USD + 5.29%, Perpetual(a)	15,908	375,429
Jackson Financial, Inc., 8.00% to 03/30/2028 then 5 yr. CMT Rate + 3.73%, Perpetual	47,346	1,234,310
JPMorgan Chase & Co.
Series DD, 5.75%, Perpetual	95,433	2,367,693
Series EE, 6.00%, Perpetual	104,083	2,635,382
Kemper Corp., 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062	13,569	323,349
KeyCorp
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual	47,701	1,201,588
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual	39,751	994,570
M&T Bank Corp., Series H, 5.63% to 12/15/2026 then 3 mo. Term SOFR + 4.28%, Perpetual	22,643	567,886
Merchants Bancorp, 8.25% to 10/01/2027 then 5 yr. CMT Rate + 4.34%, Perpetual	12,910	327,010
MetLife, Inc., Series A, 4.94% (3 mo. Term SOFR + 1.26%), Perpetual	47,701	1,009,830
MFA Financial, Inc.
8.88%, 02/15/2029	10,402	265,979
Series C, 9.27% (3 mo. Term SOFR + 5.61%), Perpetual	24,907	594,032
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual	10,402	264,107
Morgan Stanley
Series A, 4.63% (3 mo. Term SOFR + 0.96%), Perpetual	87,452	1,699,192
Series E, 7.13% (3 mo. LIBOR USD + 432.00%), Perpetual(a)	68,570	1,740,307
Series F, 6.88% (3 mo. LIBOR USD + 394.00%), Perpetual(a)	67,576	1,706,294
Series I, 6.38% (3 mo. LIBOR USD + 370.80%), Perpetual(a)(c)	79,501	1,996,270
Series K, 5.85% (3 mo. LIBOR USD + 349.10%), Perpetual(a)	79,501	1,923,924
Series P, 6.50%, Perpetual	79,501	2,008,990
New Mountain Finance Corp., 8.25%, 11/15/2028	10,402	267,123
Old National Bancorp
Series A, 7.00%, Perpetual	9,752	243,507
Series C, 7.00%, Perpetual	11,101	277,192

	Shares	Value
PennyMac Mortgage Investment Trust
9.00%, 02/15/2030	15,625	$401,250
9.00%, 06/15/2030	9,479	242,188
Pinnacle Financial Partners, Inc.
Series A, 7.26% (3 mo. Term SOFR + 3.61%), Perpetual	17,663	453,586
Series C, 6.75%, Perpetual	19,078	480,766
Ready Capital Corp., 9.00%, 12/15/2029	11,757	258,772
Redwood Trust, Inc., 9.50%, 12/01/2030	6,950	174,445
Regions Financial Corp.
6.95% to 9/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual	39,751	1,023,191
Series C, 5.70% to 8/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual	39,750	987,390
Reinsurance Group of America, Inc.
5.75% to 6/15/2026 then 3 mo. LIBOR USD + 4.04%, 06/15/2056(a)	31,801	802,657
7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052	55,651	1,414,092
Rithm Capital Corp.
Series A, 9.73% (3 mo. Term SOFR + 6.06%), Perpetual	9,527	245,511
Series B, 9.57% (3 mo. Term SOFR + 5.90%), Perpetual(c)	25,473	652,109
Series C, 8.89% (3 mo. Term SOFR + 5.23%), Perpetual	32,023	802,496
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	36,968	929,745
Series F, 8.75% to 2/15/2031 then 5 yr. CMT Rate + 5.01%, Perpetual	22,429	566,108
Runway Growth Finance Corp., 7.25%, 02/03/2031	9,230	233,796
Saratoga Investment Corp.
7.50%, 02/06/2031	9,230	234,073
Series 2027, 6.00%, 04/30/2027	9,547	238,675
State Street Corp., Series G, 5.35% (3 mo. LIBOR USD + 370.90%), Perpetual(a)	39,686	883,410
Synchrony Financial, Series B, 8.25% to 05/15/2029 then 5 yr. CMT Rate + 4.04%, Perpetual	39,750	1,045,425
Trinity Capital, Inc.
7.88%, 09/30/2029	10,777	272,766
7.88%, 03/30/2029	10,562	268,169
Truist Financial Corp., Series I, 4.00% (3 mo. Term SOFR + 0.79%), Perpetual	15,625	300,313
Two Harbors Investment Corp.
9.38%, 08/15/2030	10,402	268,788
Series A, 8.13% to 4/27/2027 then 3 mo. LIBOR USD + 5.66%, Perpetual(a)	11,437	282,494

The accompanying notes are an integral part of these financial statements.

10

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Financials - (Continued)
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR USD + 5.35%, Perpetual(a)	22,994	$569,102
Series C, 8.94% (3 mo. Term SOFR + 5.27%), Perpetual	21,863	544,170
US Bancorp
Series A, 4.95% (3 mo. Term SOFR + 1.28%), Perpetual	1,279	1,005,179
Series B*, 4.53% (3 mo. Term SOFR + 0.86%), Perpetual	79,501	1,496,209
Valley National Bancorp
Series A, 7.78% (3 mo. Term SOFR + 4.11%), Perpetual	10,402	263,171
Series B, 7.54% (3 mo. Term SOFR + 3.84%), Perpetual	9,052	226,300
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual	27,162	651,073
WesBanco, Inc., Series B, 7.38% to 10/01/2030 then 5 yr. CMT Rate + 3.80%, Perpetual	20,891	537,317
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual(c)	27,162	644,554
		87,009,584
Industrials - 0.2%
FTAI Aviation Ltd., Series C, 8.25% to 06/15/2026 then 5 yr. CMT Rate + 7.38%, Perpetual	9,504	240,736
Triton International Ltd.
7.38%, Perpetual	14,163	357,474
8.00%, Perpetual	13,001	329,446
		927,656
Information Technology - 0.0%(f)
Soluna Holdings, Inc., Series A, 9.00%, Perpetual	11,189	92,309
Utilities - 0.9%
Algonquin Power & Utilities Corp., Series 19-A, 8.86% (3 mo. LIBOR USD + 4.01%), 07/01/2079(a)	27,687	723,461
Duke Energy Corp., Series A, 5.75%, Perpetual	79,502	1,987,550
Tennessee Valley Authority
Series A, 5.82% (30 yr. CMT Rate + 0.84%), 05/01/2029	18,869	451,724
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028	23,221	563,109
		3,725,844
TOTAL PREFERRED STOCKS (Cost $92,568,950)		97,576,913

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - 0.7%
CoBank ACB
4.25% to 01/01/2027 then 5 yr. CMT Rate + 3.05%, Perpetual	$900,000	$884,789
6.45% to 10/01/2027 then 5 yr. CMT Rate + 3.49%, Perpetual	835,000	833,458
7.25% to 07/01/2029 then 5 yr. CMT Rate + 2.88%, Perpetual	675,000	681,009
7.13% to 01/01/2030 then 5 yr. CMT Rate + 2.82%, Perpetual	675,000	690,485
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,091,722)		3,089,741
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(g)	11,875,199	11,875,199
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,875,199)		11,875,199
	Shares
MONEY MARKET FUNDS - 0.5%
Invesco Government & Agency Portfolio - Institutional Class, 3.59%(g)	2,068,940	2,068,940
TOTAL MONEY MARKET FUNDS (Cost $2,068,940)		2,068,940
TOTAL INVESTMENTS - 102.1% (Cost $427,897,583)		$433,018,726
Liabilities in Excess of Other Assets - (2.1)%		(9,013,866)
TOTAL NET ASSETS - 100.0%		$424,004,860

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

11

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)
(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $10,605,785.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of April 30, 2026.

(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

12

AAM S&P 500 HIGH DIVIDEND VALUE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 7.7%
AT&T, Inc.	69,702	$1,821,314
Comcast Corp. - Class A	56,706	1,533,330
Omnicom Group, Inc.	20,828	1,597,924
Verizon Communications, Inc.	41,742	2,004,868
		6,957,436
Consumer Discretionary - 8.5%
Best Buy Company, Inc.	24,609	1,488,598
Darden Restaurants, Inc.	7,899	1,584,223
Ford Motor Co.	118,952	1,436,940
Hasbro, Inc.	18,634	1,785,883
Lowe’s Cos., Inc.	5,911	1,411,488
		7,707,132
Consumer Staples - 9.0%
Altria Group, Inc.	26,818	1,948,328
Archer-Daniels-Midland Co.	24,170	1,801,632
Conagra Brands, Inc.(a)	94,681	1,358,672
Kraft Heinz Co.	73,108	1,656,627
Molson Coors Beverage Co. - Class B	32,488	1,388,537
		8,153,796
Energy - 12.3%
APA Corp.(a)	61,677	2,512,104
Coterra Energy, Inc.	61,223	2,198,518
Devon Energy Corp.	43,387	2,228,790
EOG Resources, Inc.	15,159	2,130,901
ONEOK, Inc.	21,595	1,996,674
		11,066,987
Financials - 9.2%
KeyCorp	75,517	1,669,681
Principal Financial Group, Inc.	17,981	1,814,463
Prudential Financial, Inc.	14,959	1,467,627
Regions Financial Corp.	57,171	1,632,232
US Bancorp	29,523	1,672,773
		8,256,776
Health Care - 9.7%
Amgen, Inc.	4,767	1,650,574
Bristol-Myers Squibb Co.	30,055	1,821,032
CVS Health Corp.	20,100	1,674,129
Pfizer, Inc.	63,267	1,689,229
Viatris, Inc.	125,516	1,875,209
		8,710,173
Industrials - 9.4%
FedEx Corp.	5,336	2,152,062
Paychex, Inc.	15,282	1,415,572
Snap-on, Inc.	4,405	1,688,877
Stanley Black & Decker, Inc.	19,608	1,532,561
United Parcel Service, Inc. - Class B	15,100	1,642,880
		8,431,952
Information Technology - 9.4%
Accenture PLC - Class A	5,832	1,042,237
HP, Inc.	83,870	1,749,528

	Shares	Value
NetApp, Inc.	16,869	$1,868,579
QUALCOMM, Inc.	10,474	1,880,921
Skyworks Solutions, Inc.	27,981	1,963,427
		8,504,692
Materials - 10.0%
Amcor PLC(a)	38,627	1,469,371
Avery Dennison Corp.	8,813	1,444,715
CF Industries Holdings, Inc.	17,827	2,214,114
LyondellBasell Industries NV - Class A	31,617	2,358,628
Smurfit Westrock PLC	39,043	1,498,861
		8,985,689
Real Estate - 8.6%
Alexandria Real Estate Equities, Inc.	28,023	1,135,212
BXP, Inc.	24,843	1,452,322
Healthpeak Properties, Inc.	91,457	1,478,859
Host Hotels & Resorts, Inc.	87,687	1,852,826
Kimco Realty Corp.	78,298	1,850,965
		7,770,184
Utilities - 5.8%
NextEra Energy, Inc.	19,535	1,912,086
NRG Energy, Inc.	10,871	1,691,310
Vistra Corp.	10,236	1,615,650
		5,219,046
TOTAL COMMON STOCKS (Cost $84,716,585)		89,763,863
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(b)	2,807,672	2,807,672
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,807,672)		2,807,672
	Shares
MONEY MARKET FUNDS - 0.5%
Invesco Government & Agency Portfolio - Institutional Class, 3.59%(b)	389,531	389,531
TOTAL MONEY MARKET FUNDS (Cost $389,531)		389,531
TOTAL INVESTMENTS - 103.2% (Cost $87,913,788)		$92,961,066
Liabilities in Excess of Other Assets - (3.2)%		(2,904,327)
TOTAL NET ASSETS - 100.0%		$90,056,739

The accompanying notes are an integral part of these financial statements.

13

AAM S&P 500 HIGH DIVIDEND VALUE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $2,763,012.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

14

AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Communication Services - 8.7%
Alphabet, Inc. - Class A	310	$119,288
Comcast Corp. - Class A	915	24,741
Meta Platforms, Inc. - Class A	124	75,877
		219,906
Consumer Discretionary - 10.6%
Amazon.com, Inc.(a)	415	110,000
AutoZone, Inc.(a)	19	70,377
Home Depot, Inc.	85	27,948
McDonald’s Corp.	112	32,882
O’Reilly Automotive, Inc.(a)	261	25,943
		267,150
Consumer Staples - 5.7%
Casey’s General Stores, Inc.	62	50,973
Keurig Dr Pepper, Inc.	2,080	61,152
Procter & Gamble Co.	216	31,772
		143,897
Financials - 7.6%
Cboe Global Markets, Inc.	211	63,319
CME Group, Inc.	231	66,486
S&P Global, Inc.	39	16,818
Visa, Inc. - Class A(b)	131	43,209
		189,832
Health Care - 15.4%
Danaher Corp.	194	34,716
Eli Lilly & Co.	70	65,422
Exelixis, Inc.(a)	1,599	71,092
Incyte Corp.(a)(b)	624	59,448
ResMed, Inc.(b)	103	22,022
Stryker Corp.	90	28,362
United Therapeutics Corp.(a)	125	71,419
Zoetis, Inc.	310	35,641
		388,122
Industrials - 7.3%
AMETEK, Inc.	199	46,865
Emerson Electric Co.	182	25,560
HEICO Corp.	152	41,028
TransDigm Group, Inc.	18	20,880
Union Pacific Corp.	178	47,967
		182,300
Information Technology - 42.1%(c)
Advanced Micro Devices, Inc.(a)	195	69,125
Amphenol Corp. - Class A(b)	273	40,205
Apple, Inc.	558	151,413
Applied Materials, Inc.	129	50,889
Arista Networks, Inc.(a)	263	45,423
Autodesk, Inc.(a)	153	36,261
Broadcom, Inc.	239	99,766
Cadence Design Systems, Inc.(a)	128	42,187

	Shares	Value
Fortinet, Inc.(a)	333	$28,075
KLA Corp.	31	54,261
Microsoft Corp.	419	170,860
NVIDIA Corp.	894	178,416
QUALCOMM, Inc.	211	37,891
VeriSign, Inc.	210	56,419
		1,061,191
TOTAL COMMON STOCKS (Cost $2,145,118)		2,452,398

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	157,616	157,616
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $157,616)		157,616

	Shares
MONEY MARKET FUNDS - 2.6%
Invesco Government & Agency Portfolio - Institutional Class, 3.59%(d)	66,793	66,793
TOTAL MONEY MARKET FUNDS (Cost $66,793)		66,793
TOTAL INVESTMENTS - 106.3% (Cost $2,369,527)		$2,676,807
Liabilities in Excess of Other Assets - (6.3)%		(157,889)
TOTAL NET ASSETS - 100.0%		$2,518,918

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $150,844.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

15

AAM Sawgrass U.S. Small Cap Quality Growth ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary - 7.3%
Acushnet Holdings Corp.(a)	750	$72,615
Boyd Gaming Corp.	567	49,301
Laureate Education, Inc.(b)	3,120	93,896
Lindblad Expeditions Holdings, Inc.(b)	1,647	30,519
Monarch Casino & Resort, Inc.	780	92,578
Perdoceo Education Corp.	1,187	40,287
Phinia, Inc.	1,503	108,442
Urban Outfitters, Inc.(b)	392	27,573
		515,211
Consumer Staples - 4.9%
Mama’s Creations, Inc.(b)	3,047	43,237
Nature’s Sunshine Products, Inc.(b)	3,732	101,361
PriceSmart, Inc.	1,262	198,033
		342,631
Energy - 7.4%
Archrock, Inc.	5,912	229,090
Oceaneering International, Inc.(b)	2,405	90,284
REX American Resources Corp.(b)	2,427	117,709
Riley Exploration Permian, Inc.	2,383	86,193
		523,276
Financials - 13.8%
Bread Financial Holdings, Inc.	1,050	89,019
Enova International, Inc.(b)	719	121,806
Esquire Financial Holdings, Inc.	239	25,123
FirstCash Holdings, Inc.	510	111,292
NCR Atleos Corp.(b)	930	41,273
Nelnet, Inc. - Class A	210	29,757
NMI Holdings, Inc.(b)	1,966	76,104
Red River Bancshares, Inc.	719	65,235
SmartFinancial, Inc.	686	28,771
StoneX Group, Inc.(b)	2,992	317,189
Victory Capital Holdings, Inc. - Class A	869	68,225
		973,794
Health Care - 21.4%
Alignment Healthcare, Inc.(b)	3,967	89,416
Artivion, Inc.(b)	5,817	208,423
Axsome Therapeutics, Inc.(b)	301	62,533
Bioventus, Inc. - Class A(b)	6,328	62,457
BrightSpring Health Services, Inc.(b)	3,928	188,426
Brookdale Senior Living, Inc.(b)	4,054	58,216
Ensign Group, Inc.	627	117,055
Guardian Pharmacy Services, Inc. - Class A(b)	4,300	159,530
Halozyme Therapeutics, Inc.(a)(b)	1,232	78,429
iRadimed Corp.	2,341	195,333
LeMaitre Vascular, Inc.	1,027	112,713
Phibro Animal Health Corp. - Class A	3,277	174,271
		1,506,802

	Shares	Value
Industrials - 29.0%(c)
AAR Corp.(b)	243	$26,820
Applied Industrial Technologies, Inc.	333	101,815
Atmus Filtration Technologies, Inc.	914	57,948
AZZ, Inc.	765	109,426
Douglas Dynamics, Inc.	2,232	102,962
EnerSys	352	75,068
Enpro, Inc.	263	76,678
ESCO Technologies, Inc.	448	145,130
GATX Corp.	259	50,743
Gorman-Rupp Co.	2,369	179,428
Granite Construction, Inc.(a)	1,293	177,231
Mueller Industries, Inc.	1,321	178,903
Mueller Water Products, Inc. - Class A	2,493	69,530
MYR Group, Inc.(b)	336	136,016
NWPX Infrastructure, Inc.(b)	771	75,820
OPENLANE, Inc.(b)	3,001	94,351
Preformed Line Products Co.(a)	126	41,863
Primoris Services Corp.	720	130,428
Standex International Corp.	120	32,760
Sterling Infrastructure, Inc.(b)	152	78,374
Willdan Group, Inc.(b)	596	45,296
Zurn Elkay Water Solutions Corp.	1,223	63,547
		2,050,137
Information Technology - 15.7%
A10 Networks, Inc.	3,387	90,365
ACM Research, Inc. - Class A(b)	687	35,511
Advanced Energy Industries, Inc.(a)	513	196,946
Bel Fuse, Inc. - Class B	360	99,302
Cirrus Logic, Inc.(b)	597	97,359
Clear Secure, Inc. - Class A	1,212	64,709
CTS Corp.	627	35,802
Daktronics, Inc.(b)	2,618	51,470
Digi International, Inc.(b)	1,951	109,334
InterDigital, Inc.(a)	453	134,341
Sanmina Corp.(b)	901	196,256
		1,111,395
TOTAL COMMON STOCKS (Cost $5,884,748)		7,023,246

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	583,016	583,016
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $583,016)		583,016

The accompanying notes are an integral part of these financial statements.

16

AAM Sawgrass U.S. Small Cap Quality Growth ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
MONEY MARKET FUNDS - 1.0%
Invesco Government & Agency Portfolio - Institutional Class, 3.59%(d)	74,858	$74,858
TOTAL MONEY MARKET FUNDS (Cost $74,858)		74,858
TOTAL INVESTMENTS - 108.8% (Cost $6,542,622)		$7,681,120
Liabilities in Excess of Other Assets - (8.8)%		(623,935)
TOTAL NET ASSETS - 100.0%		$7,057,185

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $516,631.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

17

AAM SLC Low Duration Income ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES - 33.1%
Affirm, Inc., D
Series 2024-X2, Class D, 6.08%, 12/17/2029(a)	$750,000	$754,711
Series 2025-X1, Class D, 6.11%, 04/15/2030(a)	215,000	216,757
American Credit Acceptance Receivables Trust
Series 2025-1, Class E, 7.39%, 12/13/2032(a)	500,000	512,459
Series 2025-4, Class D, 5.25%, 09/12/2031(a)	315,000	315,037
Series 2026-1, Class D, 5.10%, 01/12/2033(a)	205,000	203,928
Series 2026-2, Class D, 5.18%, 06/08/2032(a)	855,000	851,074
Bankers Healthcare Group, Inc., Series 2026-1CON, Class C, 5.68%, 06/17/2036(a)	230,000	229,278
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class D, 5.62%, 03/17/2031	545,000	550,563
Series 2025-2, Class E, 7.74%, 06/15/2032(a)	750,000	768,091
Series 2025-3, Class E, 6.62%, 05/17/2032(a)	340,000	338,372
Series 2026-2, Class D, 5.19%, 02/17/2032	255,000	254,220
Carvana Auto Receivables Trust, Series 2024-P4, Class D, 5.60%, 12/10/2032	395,000	394,842
CPS Auto Trust
Series 2024-A, Class D, 6.13%, 04/15/2030(a)	1,000,000	1,016,923
Series 2025-B, Class D, 5.56%, 07/15/2031(a)	635,000	640,506
Series 2025-C, Class E, 6.59%, 02/15/2033(a)	510,000	503,320
Series 2025-D, Class D, 5.45%, 02/17/2032(a)	215,000	216,308
Series 2026-A, Class D, 4.98%, 06/15/2032(a)	480,000	474,722
Series 2026-B, Class D, 5.20%, 07/15/2032(a)	390,000	388,809
DT Auto Owner Trust, Series 2021-4A, Class D, 1.99%, 09/15/2027(a)	222,923	222,738
Exeter Automobile Receivables Trust
Series 2023-5A, Class D, 7.13%, 02/15/2030	180,000	184,917
Series 2024-5A, Class D, 5.06%, 02/18/2031	500,000	502,583
Series 2025-2A, Class E, 7.81%, 10/15/2032(a)	500,000	515,847
Series 2025-3A, Class D, 5.57%, 10/15/2031	365,000	368,644

	Par	Value
Series 2025-5A, Class D, 5.16%, 03/15/2032	$765,000	$765,498
Series 2026-1A, Class D, 5.00%, 05/17/2032	165,000	163,115
Series 2026-2A, Class D, 5.51%, 08/16/2032	380,000	381,578
Foundation Finance Trust
Series 2021-1A, Class D, 4.96%, 05/15/2041(a)	135,138	131,691
Series 2021-2A, Class D, 5.73%, 01/15/2042(a)	141,872	140,634
Series 2025-3A, Class D, 5.71%, 08/15/2052(a)	480,000	475,364
GLS Auto Receivables Trust
Series 2025-1A, Class E, 7.19%, 03/15/2032(a)	1,150,000	1,160,253
Series 2025-2A, Class D, 5.59%, 01/15/2031(a)	165,000	166,744
Series 2025-4A, Class D, 5.13%, 08/15/2031(a)	370,000	368,451
Series 2026-1A, Class D, 5.02%, 12/15/2031(a)	515,000	510,158
Marriott Vacations Worldwide Corp., C Series 2021-1WA, Class C, 1.94%, 01/22/2041(a)	102,192	98,723
MVW Owner Trust, C Series 2024-1A, Class C, 6.20%, 02/20/2043(a)	101,334	103,366
Octane Receivables Trust, D Series 2023-2A, Class D, 7.38%, 06/20/2031(a)	750,000	764,829
Pagaya AI Debt Selection Trust, E Series 2024-5, Class E, 8.00%, 10/15/2031(a)	177,585	177,778
Pagaya AI Debt Selection Trust, C Series 2024-5, Class C, 7.27%, 10/15/2031(a)	394,078	394,471
Pagaya AI Debt Selection Trust
Series 2025-6, Class B, 4.88%, 04/15/2033(a)	639,941	633,990
Series 2025-R3, Class D, 5.66%, 01/18/2033(a)	454,396	452,561
Pagaya AI Debt Selection Trust, D
Series 2024-11, Class D, 6.31%, 07/15/2032(a)	608,680	610,646
Series 2025-1, Class D, 6.28%, 07/15/2032(a)	90,524	90,780
Series 2025-3, Class D, 6.99%, 12/15/2032(a)	169,966	171,136
Series 2025-4, Class D, 6.57%, 01/17/2033(a)	199,993	201,033
Series 2025-5, Class D, 5.87%, 03/15/2033(a)	129,995	129,780
Series 2025-R2, Class D, 5.80%, 10/15/2032(a)	237,997	234,968
Pagaya Technologies Ltd., Series 2025-1, Class E, 11.28%, 01/20/2034(a)	500,000	507,252

The accompanying notes are an integral part of these financial statements.

18

AAM SLC Low Duration Income ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Pagaya Technologies Ltd., D Series 2025-1, Class D, 6.74%, 01/20/2034(a)	$145,000	$145,878
Santander Consumer USA Holdings, Inc.
Series 2024-2, Class D, 6.28%, 08/15/2031	1,000,000	1,022,288
Series 2025-4, Class D, 4.95%, 01/15/2032	90,000	89,244
Series 2026-1, Class D, 4.75%, 04/15/2032	240,000	235,812
Santander Consumer USA, Inc.
Series 2025-2, Class D, 4.90%, 12/15/2032	310,000	308,539
Series 2025-S1, Class R2, 6.26%, 06/16/2029(a)	296,423	296,554
Sierra Timeshare Conduit Receivables Funding LLC, Series 2025-3A, Class C, 4.98%, 08/22/2044(a)	204,366	200,611
SoFi Consumer Loan Program Trust
Series 2025-4, Class D, 5.27%, 08/25/2035(a)	490,000	490,243
Series 2026-1, Class D, 5.06%, 12/26/2035(a)	480,000	477,058
Verus Securitization Trust, Series 2025-12, Class M1, 5.76%, 12/25/2070(a)(b)	220,000	218,112
Verus Securitization Trust, A3 Series 2025-1, Class A3, 5.98%, 01/25/2070(a)(c)	189,517	190,433
Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/2037(a)	384,889	388,456
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 03/15/2029(a)	2,000,000	2,037,427
Series 2023-4A, Class D, 7.19%, 07/16/2029(a)	155,000	159,472
Series 2024-1A, Class D, 6.02%, 10/15/2029(a)	1,000,000	1,019,087
Series 2025-1A, Class D, 5.54%, 11/15/2030(a)	225,000	227,232
Series 2025-2A, Class D, 5.08%, 05/15/2031(a)	55,000	55,068
TOTAL ASSET-BACKED SECURITIES (Cost$26,866,946)		26,820,962
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.2%
ALA Trust, D Series 2025-OANA, Class D, 6.75% (1 mo. Term SOFR + 3.09%), 06/15/2040(a)	190,000	190,282
ALA Trust, C Series 2025-OANA, Class C, 5.75% (1 mo. Term SOFR + 2.09%), 06/15/2040(a)	120,000	120,426
Banc of America Re-Remic Trust, C Series 2024-FRR3, Class C, 0.62%, 01/27/2050(a)(b)	750,000	714,374

	Par	Value
Banc of America Re-Remic Trust, Series 2026-FRR7, Class EK97, 1.55%, 07/27/2052(a)(b)	$750,000	$651,625
BANK-2017, Series 2017-BNK5, Class D, 3.08%, 06/15/2060(a)(b)	455,000	405,702
BANK5 Trust, Series 2024-5YR8, Class D, 4.00%, 08/15/2057(a)	400,000	357,295
BBCMS Trust, D
Series 2018-TALL, Class D, 5.30% (1 mo. Term SOFR + 1.65%), 03/15/2037(a)	500,000	445,143
Series 2024-5C25, Class D, 4.00%, 03/15/2057(a)	400,000	361,396
Series 2024-5C31, Class D, 4.25%, 12/15/2057(a)	930,000	813,647
BBCMS Trust, A Series 2018-TALL, Class A, 4.57% (1 mo. Term SOFR + 0.92%), 03/15/2037(a)	330,000	312,246
Benchmark Mortgage Trust, C Series 2025-V13, Class C, 5.91%, 02/15/2058(b)	300,000	292,547
Benchmark Mortgage Trust, B Series 2024-V6, Class B, 6.79%, 03/15/2057	600,000	620,766
BMO Mortgage Trust, D
Series 2024-5C5, Class D, 4.50%, 02/15/2057(a)	500,000	436,971
Series 2024-5C8, Class D, 4.50%, 12/15/2057(a)	500,000	446,040
BRCK Trust 2025-830B
Series 2025-830B, Class B, 5.36%, 12/10/2042(a)(b)	140,000	139,527
Series 2025-830B, Class D, 6.41%, 12/10/2042(a)(b)	500,000	498,561
BWAY Mortgage Trust, B Series 2013-1515, Class B, 3.47%, 03/10/2033(a)	325,000	301,013
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/2040(a)(b)	235,000	233,506
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 5.07%, 05/10/2049(b)	175,000	173,518
Computershare Corporate Trust, D Series 2016-C37, Class D, 3.34%, 12/15/2049(a)(b)	400,000	368,187
Computershare Corporate Trust, B Series 2016-C37, Class B, 4.46%, 12/15/2049(b)	600,000	593,733
Computershare Corporate Trust, AS Series 2016-C35, Class AS, 3.18%, 07/15/2048	500,000	497,175
Computershare Corporate Trust
Series 2018-C47, Class C, 5.08%, 09/15/2061(b)	180,000	169,546
Series 2018-C47, Class D, 3.00%, 09/15/2061(a)	150,000	128,324

The accompanying notes are an integral part of these financial statements.

19

AAM SLC Low Duration Income ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
CSAIL Commercial Mortgage Trust, C Series 2021-C20, Class C, 3.83%, 03/15/2054(b)	$375,000	$300,251
DLIC Re-REMIC Trust, Series 2025-FRR1, Class CK57, 1.16%, 08/27/2049(a)(b)	320,000	316,396
FIVE 2023-V1 Mortgage Trust
Series 2023-V1, Class C, 6.56%, 02/10/2056(b)	450,000	453,220
Series 2023-V1, Class D, 6.56%, 02/10/2056(a)(b)	300,000	291,940
FS Commercial Mortgage Trust, B Series 2023-4SZN, Class B, 7.80%, 11/10/2039(a)(b)	670,000	678,133
GAM Resecuritization Trust
Series 2021-FRR2, Class AK78, 2.86%, 09/27/2051(a)(b)	255,000	223,750
Series 2022-FRR3, Class AK89, 0.00%, 01/27/2052(a)(d)	275,000	239,619
Series 2022-FRR3, Class CK71, 1.34%, 11/27/2050(a)(b)	980,000	884,965
GGP Retail LLC, C Series 2024-SHOW, Class C, 6.28%, 10/10/2041(a)(b)	500,000	501,568
GS Mortgage Securities Corp. II, Series 2017-GS8, Class B, 3.95%, 11/10/2050(b)	170,000	157,969
Hudson Yards Mortgage Trust, E Series 2025-SPRL, Class E, 6.90%, 01/13/2040(a)(b)	400,000	404,761
Hudson Yards Mortgage Trust, D Series 2025-SPRL, Class D, 6.55%, 01/13/2040(a)(b)	375,000	383,809
JPMBB Commercial Mortgage Securities Trust, D Series 2015-C28, Class D, 3.93%, 10/15/2048(a)(b)	400,000	383,927
Madison Avenue Trust
Series 2025-11MD, Class C, 5.82%, 10/15/2042(a)(b)	570,000	572,578
Series 2025-11MD, Class D, 6.57%, 10/15/2042(a)(b)	415,000	419,121
Morgan Stanley Capital I, Inc., C Series 2018-L1, Class C, 4.93%, 10/15/2051(b)	386,000	355,550
NXPA Re-REMIC Trust, Series 2026-FRR1, Class D, 0.00%, 12/27/2049(a)(d)	500,000	475,637
One William Street Capital Management LP, A Series 2025-MARG2, Class A, 7.75% (1 mo. Term SOFR + 4.00%), 08/15/2034(a)	235,000	235,074
RFM Reremic Trust, AK64 Series 2022-FRR1, Class AK64, 2.75%, 03/01/2050(a)(b)	350,000	338,371
RFM Reremic Trust, AK55 Series 2022-FRR1, Class AK55, 0.00%, 03/28/2049(a)(d)	260,000	259,082

	Par	Value
RIDE Trust, D Series 2025-SHRE, Class D, 6.97%, 02/14/2047(a)(b)	$235,000	$237,494
TCO Commercial Mortgage Trust, C Series 2024-DPM, Class C, 5.65% (1 mo. Term SOFR + 1.99%), 12/15/2039(a)	575,000	575,718
UBS Commercial Mortgage Trust, C Series 2017-C3, Class C, 4.50%, 08/15/2050(b)	600,000	584,119
Verus Securitization Trust
Series 2024-1, Class B1, 7.91%, 01/25/2069(a)(b)	585,000	590,777
Series 2024-2, Class B1, 7.86%, 02/25/2069(a)(b)	250,000	253,489
Series 2024-2, Class B2, 8.67%, 02/25/2069(a)(b)	300,000	303,226
Series 2025-11, Class A3, 5.27%, 11/25/2070(a)(c)	503,118	500,272
Series 2026-1, Class M1, 5.67%, 01/25/2071(a)(b)	225,000	221,651
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,304,246)		20,414,017
CORPORATE BONDS - 21.2%
Basic Materials - 0.5%
Glencore Funding LLC, 4.91%, 04/01/2028(a)	390,000	392,570
Consumer, Cyclical - 2.7%
AS Mileage Plan IP Ltd., 5.02%, 10/20/2029(a)	520,000	514,852
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028(a)	537,500	537,899
Ford Motor Credit Co. LLC, 2.70%, 08/10/2026	260,000	258,594
Las Vegas Sands Corp., 5.90%, 06/01/2027	250,000	252,540
Volkswagen Group of America Finance LLC, 5.05%, 03/27/2028(a)	650,000	654,244
		2,218,129
Energy - 3.4%
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028(a)	545,000	562,169
Expand Energy Corp., 5.38%, 02/01/2029	720,000	720,182
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	525,000	516,758
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028(a)	285,000	285,936
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/2029	350,000	352,319
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(a)	360,000	344,783
		2,782,147

The accompanying notes are an integral part of these financial statements.

20

AAM SLC Low Duration Income ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - 12.1%
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029	$290,000	$294,473
Ares Strategic Income Fund, 5.70%, 03/15/2028	760,000	760,371
Avolon Holdings Funding Ltd., 2.53%, 11/18/2027(a)	303,000	293,538
Barclays PLC, 5.67% to 03/12/2027 then SOFR + 1.49%, 03/12/2028	500,000	504,725
Blackstone Private Credit Fund, 2.63%, 12/15/2026	530,000	522,224
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	475,000	484,021
Citadel Finance LLC, 4.75%, 02/14/2029(a)	900,000	885,858
Corebridge Financial, Inc., 6.88% (5 yr. CMT Rate + 3.85%), 12/15/2052	1,200,000	1,217,784
Fifth Third Financial Corp., 5.98% (SOFR + 2.16%), 01/30/2030	515,000	531,072
Goldman Sachs Group, Inc., 3.62% (SOFR + 1.85%), 03/15/2028	510,000	506,394
Huntington Bancshares, Inc., 4.44% (SOFR + 1.97%), 08/04/2028	500,000	499,507
Jackson National Life Global Funding, 5.55%, 07/02/2027(a)	240,000	242,435
LPL Holdings, Inc., 4.90%, 04/03/2028	650,000	651,771
NatWest Group PLC, 3.07% (1 yr. CMT Rate + 2.55%), 05/22/2028	550,000	542,177
Prudential Financial, Inc., 4.50% to 09/15/2027 then 3 mo. LIBOR USD + 2.38%, 09/15/2047(e)	890,000	870,883
Santander Holdings USA, Inc., 2.49% (SOFR + 1.25%), 01/06/2028	560,000	551,709
Synchrony Financial, 5.02% (SOFR + 1.40%), 07/29/2029	145,000	144,961
VICI Properties LP / VICI Note Co., Inc., 3.75%, 02/15/2027(a)	265,000	263,386
		9,767,289
Technology - 0.2%
Oracle Corp., 4.80%, 08/03/2028	150,000	149,786
Utilities - 2.3%
NextEra Energy Capital Holdings, Inc., 6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	550,000	564,190
NRG Energy, Inc., 4.45%, 06/15/2029(a)	525,000	517,524
Pacific Gas and Electric Co., 2.10%, 08/01/2027	595,000	578,017
Sempra, 6.63% to 04/01/2030 then 5 yr. CMT Rate + 2.35%, 04/01/2055	160,000	160,794
		1,820,525
TOTAL CORPORATE BONDS (Cost$17,066,958)		17,130,446

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 8.4%
AGL CLO Ltd., DR Series 2021-16A, Class DR, 6.08% (3 mo. Term SOFR + 2.40%), 01/20/2035(a)	$510,000	$498,317
AGL CLO Ltd., Series 2021-11A, Class CR, 5.62% (3 mo. Term SOFR + 1.95%), 10/15/2038(a)	345,000	346,118
Antares CLO Ltd., Series 2023-1A, Class A2R, 5.37% (3 mo. Term SOFR + 1.70%), 07/25/2037(a)	605,000	605,115
Blackrock CLO Ltd., A1 Series 2024-1A, Class A1, 5.52% (3 mo. Term SOFR + 1.85%), 07/15/2036(a)	900,000	900,590
CBAMR Ltd., Series 2019-11RA, Class CR, 5.48% (3 mo. Term SOFR + 1.80%), 03/20/2038(a)	275,000	275,379
CIFC Funding Ltd., CR2 Series 2019-3A, Class CR2, 5.48% (3 mo. Term SOFR + 1.80%), 01/16/2038(a)	1,000,000	1,001,257
Golub Capital Partners CLO Ltd., A1R Series 2019-45A, Class A1R, 5.30% (3 mo. Term SOFR + 1.62%), 07/20/2037(a)	1,000,000	1,000,136
Golub Capital Partners CLO Ltd., C Series 2025-78A, Class C, 5.67% (3 mo. Term SOFR + 2.00%), 04/21/2039(a)	195,000	193,982
Madison Park Funding Ltd., D1RR Series 2019-36A, Class D1RR, 6.22% (3 mo. Term SOFR + 2.55%), 04/15/2035(a)	1,000,000	934,367
Montauk Park CLO Ltd., Series 2026-1A, Class D1, 6.87% (3 mo. Term SOFR + 3.15%), 04/24/2039(a)	515,000	518,703
Neuberger Berman CLO Ltd., DR Series 2019-35A, Class DR, 6.83% (3 mo. Term SOFR + 3.15%), 01/19/2033(a)	535,000	535,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,889,993)		6,808,964
U.S. TREASURY SECURITIES - 7.9%
United States Treasury Note/Bond
3.88%, 06/15/2028	2,360,000	2,359,447
4.63%, 04/30/2029	3,850,000	3,926,097
3.75%, 05/31/2030	115,000	113,985
TOTAL U.S. TREASURY SECURITIES (Cost $6,397,279)		6,399,529

The accompanying notes are an integral part of these financial statements.

21

AAM SLC Low Duration Income ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.4%
Invesco Government & Agency Portfolio - Institutional Class, 3.59%(f)	2,756,701	$2,756,701
TOTAL MONEY MARKET FUNDS (Cost $2,756,701)		2,756,701
TOTAL INVESTMENTS - 99.2% (Cost $80,282,123)		$80,330,619
Other Assets in Excess of Liabilities - 0.8%		665,286
TOTAL NET ASSETS - 100.0%		$80,995,905

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $50,118,900 or 61.9% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2026.

(c)	Step coupon bond. The rate disclosed is as of April 30, 2026.
(d)	Principal only security.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

22

AAM TODD INTERNATIONAL INTRINSIC VALUE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Communication Services - 2.4%
Deutsche Telekom AG - ADR(a)	10,430	$336,785
NetEase, Inc. - ADR	2,954	347,124
		683,909
Consumer Discretionary - 7.1%
Alibaba Group Holding, Ltd. - ADR	3,516	463,690
JD.com, Inc. - ADR(a)	4,438	134,560
Naspers, Ltd. - ADR(a)	32,399	353,797
PDD Holdings, Inc. - ADR(b)	2,411	240,811
Vipshop Holdings Ltd. - ADR	25,204	362,685
Yum China Holdings, Inc.	9,013	436,680
		1,992,223
Consumer Staples - 5.1%
British American Tobacco PLC - ADR	8,412	494,626
Japan Tobacco, Inc. - ADR	25,869	482,715
Koninklijke Ahold Delhaize NV - ADR(a)	9,733	459,495
		1,436,836
Energy - 7.8%
Petroleo Brasileiro SA - Petrobras - ADR(a)	19,746	435,004
Repsol SA - ADR	19,221	519,736
Shell PLC - ADR(a)	3,927	356,061
TechnipFMC PLC	7,289	550,830
TotalEnergies SE(a)	3,652	338,577
		2,200,208
Financials - 28.7%(c)
AXA SA - ADR	10,033	481,985
Banco Santander SA - ADR(a)	53,945	657,590
Barclays PLC - ADR	24,201	566,545
BNP Paribas SA - ADR	7,628	400,394
Canadian Imperial Bank of Commerce	3,537	394,163
Chubb Ltd.	1,256	410,712
DBS Group Holdings Ltd. - ADR	2,677	496,423
ING Groep NV - ADR	22,173	641,465
Intesa Sanpaolo SpA - ADR	9,264	377,971
Itau Unibanco Holding SA - ADR	56,253	489,401
KB Financial Group, Inc. - ADR	4,783	531,965
Manulife Financial Corp.	11,283	443,309
Mitsubishi UFJ Financial Group, Inc. - ADR(a)	37,728	677,218
NatWest Group PLC(a)(b)	33,653	535,419
ORIX Corp. - ADR(a)	15,644	525,795
Standard Bank Group Ltd. - ADR	20,943	403,153
		8,033,508
Health Care - 10.0%
Fresenius Medical Care AG - ADR	12,643	285,353
Medtronic PLC	4,153	336,268
Novartis AG - ADR(a)	3,811	563,456
Sanofi SA - ADR	6,107	284,464
Shionogi & Co. Ltd. - ADR	36,918	371,764

	Shares	Value
Smith & Nephew PLC - ADR(a)	11,535	$356,778
Teva Pharmaceutical Industries Ltd. - ADR(b)	17,171	602,187
		2,800,270
Industrials - 19.4%
AerCap Holdings NV	4,563	648,904
BAE Systems PLC - ADR	3,698	412,919
Brambles Ltd. - ADR	9,474	311,221
Cie de Saint-Gobain SA - ADR	13,139	240,050
Daimler Truck Holding AG - ADR	8,236	208,206
Hitachi Ltd. - ADR	11,185	354,341
ITOCHU Corp. - ADR	39,927	495,494
Komatsu Ltd. - ADR	7,176	307,850
Marubeni Corp. - ADR	1,701	663,730
Prysmian SpA - ADR(a)	7,364	558,559
Techtronic Industries Co. Ltd. - ADR	6,186	447,712
Vinci SA - ADR	10,594	399,818
ZTO Express Cayman, Inc. - ADR	15,288	391,220
		5,440,024
Information Technology - 7.9%
Capgemini SE - ADR	6,379	154,627
Fujitsu Ltd. - ADR	16,843	336,860
Lenovo Group Ltd. - ADR	11,153	336,653
NXP Semiconductors NV	1,147	336,748
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,764	698,650
Tokyo Electron Ltd. - ADR	2,379	357,564
		2,221,102
Materials - 5.7%
CRH PLC	3,654	432,707
Heidelberg Materials AG - ADR	8,152	360,808
Rio Tinto PLC - ADR	3,805	382,326
Vale SA - ADR	26,118	427,290
		1,603,131
Real Estate - 0.9%
Daiwa House Industry Co. Ltd. - ADR	7,861	240,468
Utilities - 1.6%
Veolia Environnement SA - ADR	20,953	443,156
TOTAL COMMON STOCKS (Cost $19,037,574)		27,094,835

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	5,405,904	5,405,904
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,405,904)		5,405,904

The accompanying notes are an integral part of these financial statements.

23

AAM TODD INTERNATIONAL INTRINSIC VALUE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
MONEY MARKET FUNDS - 3.1%
First American Government Obligations Fund - Class X, 3.58%(d)	863,234	$863,234
TOTAL MONEY MARKET FUNDS (Cost $863,234)		863,234
TOTAL INVESTMENTS - 119.0% (Cost $25,306,712)		$33,363,973
Liabilities in Excess of Other Assets - (19.0)%		(5,329,463)
TOTAL NET ASSETS - 100.0%		$28,034,510

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $5,391,971.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

24

AAM Transformers ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 5.4%
Alphabet, Inc. - Class A	3,227	$1,241,750
Bilibili, Inc. - ADR(a)(b)	16,575	365,147
Grindr, Inc.(a)	25,923	346,590
Live Nation Entertainment, Inc.(a)(b)	5,404	853,508
Meta Platforms, Inc. - Class A	1,495	914,805
Netflix, Inc.(a)	9,732	911,012
Pinterest, Inc. - Class A(a)	15,055	295,981
Reddit, Inc. - Class A(a)	2,162	318,311
ROBLOX Corp. - Class A(a)	13,273	733,466
Roku, Inc.(a)	2,994	348,981
Snap, Inc. - Class A(a)	58,380	354,367
Spotify Technology SA(a)	941	420,204
Take-Two Interactive Software, Inc.(a)	3,988	852,475
Tencent Holdings Ltd. - ADR	8,142	496,825
		8,453,422
Consumer Discretionary - 8.2%
Airbnb, Inc. - Class A(a)	6,346	890,725
Amazon.com, Inc.(a)	4,523	1,198,866
Coupang, Inc.(a)	44,230	883,715
DoorDash, Inc. - Class A(a)	4,705	793,498
Global Business Travel Group I(a)	52,479	307,527
Global-e Online Ltd.(a)	11,553	362,418
Hesai Group - ADR(a)(b)	17,138	388,690
JD.com, Inc. - ADR(b)	19,716	597,789
Li Auto, Inc. - ADR(a)(b)	23,832	424,925
Meituan - ADR(a)(b)	27,661	599,967
MercadoLibre, Inc.(a)	300	537,789
MINISO Group Holding Ltd. - ADR(b)	24,184	357,681
Mobileye Global, Inc. - Class A(a)	51,057	443,685
Navan, Inc. - Class A(a)(b)	28,711	502,155
NIO, Inc. - ADR(a)(b)	85,553	546,684
Ollie's Bargain Outlet Holdings, Inc.(a)	2,764	239,114
PDD Holdings, Inc. - ADR(a)	5,226	521,973
Rivian Automotive, Inc. - Class A(a)	19,600	321,440
Sea Ltd. - ADR(a)	5,793	491,710
Tesla, Inc.(a)	2,427	926,216
Trip.com Group Ltd. - ADR(b)	9,871	535,107
WeRide, Inc. - ADR(a)(b)	64,199	495,616
XPeng, Inc. - ADR(a)(b)	23,604	384,745
		12,752,035
Financials - 3.8%
Adyen NV - ADR(a)	49,312	554,760
Affirm Holdings, Inc.(a)	5,826	374,495
Block, Inc.(a)	12,735	897,945
Chime Financial, Inc. - Class A(a)	13,553	296,269
Corpay, Inc.(a)	956	292,985
Dlocal, Ltd.	35,225	488,923
Global Payments, Inc.	3,950	284,242
Klarna Group PLC(a)	29,721	413,716
Paymentus Holdings, Inc. - Class A(a)	11,657	326,979
Remitly Global, Inc.(a)	17,679	386,993
Shift4 Payments, Inc. - Class A(a)(b)	6,292	278,610

	Shares	Value
Toast, Inc. - Class A(a)	9,944	$283,603
Visa, Inc. - Class A	3,040	1,002,714
		5,882,234
Industrials - 24.3%
ABB Ltd. - ADR	6,352	638,122
Acuity, Inc.	1,097	317,878
AeroVironment, Inc.(a)(b)	1,315	256,451
Airbus SE - ADR(b)	10,604	546,000
AMETEK, Inc.	3,797	894,194
Amprius Technologies, Inc.(a)(b)	18,475	389,083
Astronics Corp.(a)	3,978	284,029
Atkore, Inc.	4,925	384,889
Atlas Copco AB - ADR	28,076	546,078
Axon Enterprise, Inc.(a)	1,470	590,587
Bloom Energy Corp. - Class A(a)	6,240	1,768,166
Boeing Co.(a)	4,174	955,971
BWX Technologies, Inc.	1,547	334,755
Chart Industries, Inc.(a)	1,456	302,702
Contemporary Amperex Technology Co. Ltd. - ADR(b)	25,686	505,757
Donaldson Co., Inc.	3,397	299,513
Dover Corp.	1,449	328,068
Eaton Corp. PLC	1,529	662,072
Embraer SA - ADR(b)	6,629	415,638
Emerson Electric Co.	6,109	857,948
Eos Energy Enterprises, Inc.(a)	49,141	329,245
FANUC Corp. - ADR	27,684	613,477
Firefly Aerospace, Inc.(a)(b)	15,296	529,242
Flowserve Corp.	3,955	291,246
Fluence Energy, Inc.(a)	20,383	248,265
FTAI Aviation Ltd.	1,163	290,366
GE Vernova, Inc.	1,217	1,318,571
Generac Holdings, Inc.(a)	1,477	382,883
General Electric Co.	2,983	864,861
Grab Holdings Ltd. - Class A(a)	102,751	392,509
Graco, Inc.	3,404	273,239
Hexcel Corp.	3,402	319,346
Howmet Aerospace, Inc.	3,376	820,503
IDEX Corp.	1,521	331,350
Ingersoll Rand, Inc.	9,781	781,111
Intuitive Machines, Inc.(a)(b)	17,056	432,370
ITT, Inc.	1,622	347,659
JBT Marel Corp.	2,037	240,570
Karman Holdings, Inc.(a)(b)	2,995	203,600
Kratos Defense & Security Solutions, Inc.(a)(b)	3,460	218,153
Legrand SA - ADR	16,899	603,717
Leonardo SpA - ADR	15,937	495,163
Lincoln Electric Holdings, Inc.	1,149	304,485
Mercury Systems, Inc.(a)	3,489	275,317
Middleby Corp.(a)	2,008	281,843
Mitsubishi Heavy Industries Ltd. - ADR(b)	18,112	538,108
MTU Aero Engines AG - ADR	2,035	347,232
Mueller Water Products, Inc. - Class A	10,789	300,905

The accompanying notes are an integral part of these financial statements.

25

AAM Transformers ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Nextpower, Inc. - Class A(a)	2,970	$353,816
NuScale Power Corp.(a)	25,848	322,066
nVent Electric PLC	3,859	551,451
Parker-Hannifin Corp.	913	830,300
Plug Power, Inc.(a)(b)	141,138	441,762
Prysmian SpA - ADR(b)	9,287	704,419
RBC Bearings, Inc.(a)	547	327,702
Rheinmetall AG - ADR(b)	1,456	462,047
Rocket Lab Corp.(a)(b)	12,039	993,338
Rockwell Automation, Inc.	2,280	932,315
Safran SA - ADR	5,916	472,688
Schneider Electric SE - ADR	9,266	584,407
SMC Corp. - ADR(b)	18,836	460,540
Snap-on, Inc.	809	310,171
SPX Technologies, Inc.(a)	1,471	322,017
Standex International Corp.	1,204	328,692
Sunrun, Inc.(a)	26,565	338,172
Symbotic, Inc.(a)(b)	6,195	366,125
Techtronic Industries Co. Ltd. - ADR	5,524	399,800
Thales SA - ADR	9,590	520,545
Timken Co.	3,030	335,997
TransDigm Group, Inc.	653	757,467
Uber Technologies, Inc.(a)	12,833	957,470
Vertiv Holdings Co. - Class A	3,506	1,151,686
Watts Water Technologies, Inc. - Class A	987	296,258
Woodward, Inc.	806	292,570
Xylem, Inc.	2,443	288,665
		37,755,723
Information Technology - 48.5%(c)
ACM Research, Inc. - Class A(a)	6,708	346,737
Advanced Energy Industries, Inc.	1,036	397,731
Advanced Micro Devices, Inc.(a)	5,003	1,773,513
Advantest Corp. - ADR	3,533	660,671
Allegro MicroSystems, Inc.(a)(b)	9,437	457,694
Ambarella, Inc.(a)	5,749	395,531
Amkor Technology, Inc.	7,243	505,199
Amphenol Corp. - Class A	7,310	1,076,544
Analog Devices, Inc.	3,053	1,228,100
Apple, Inc.	3,746	1,016,477
Applied Digital Corp.(a)(b)	11,982	410,383
Applied Materials, Inc.	2,970	1,171,635
Applied Optoelectronics, Inc.(a)	3,158	519,049
AppLovin Corp. - Class A(a)	1,920	856,992
Arista Networks, Inc.(a)	7,257	1,253,356
ARM Holdings PLC - ADR(a)(b)	4,658	979,671
ASE Technology Holding Co. Ltd. - ADR(b)	25,222	792,223
ASML Holding NV	415	597,181
Astera Labs, Inc.(a)	2,524	491,524
Aurora Innovation, Inc.(a)(b)	67,170	394,960
Broadcom, Inc.	2,918	1,218,061
Calix, Inc.(a)	5,967	259,923

	Shares	Value
Camtek, Ltd.(a)(b)	2,774	$532,386
CCC Intelligent Solutions Holdings, Inc.(a)	48,201	252,573
Celestica, Inc.(a)	1,642	672,547
Ciena Corp.(a)	2,867	1,512,572
Circle Internet Group, Inc.(a)	2,957	268,732
Clearwater Analytics Holdings, Inc. - Class A(a)	12,849	310,946
Cloudflare, Inc. - Class A(a)	4,314	884,241
Cognex Corp.	6,091	338,111
Coherent Corp.(a)	3,576	1,143,283
CoreWeave, Inc. - Class A(a)(b)	11,538	1,287,641
Corning, Inc.	6,842	1,123,730
Credo Technology Group Holding Ltd.(a)	2,743	477,309
Crowdstrike Holdings, Inc. - Class A(a)	1,964	875,453
Datadog, Inc. - Class A(a)	6,708	886,731
Dell Technologies, Inc. - Class C	5,748	1,201,045
DigitalOcean Holdings, Inc.(a)(b)	5,536	533,836
Diodes, Inc.(a)	4,870	521,820
Disco Corp. - ADR	12,162	585,114
Everpure, Inc. - Class A(a)	4,944	353,249
Fabrinet(a)	834	570,014
Fair Isaac Corp.(a)	571	585,275
First Solar, Inc.(a)	1,593	321,611
Fujitsu Ltd. - ADR	22,729	454,580
GLOBALFOUNDRIES, Inc.(a)	6,423	414,926
Hewlett Packard Enterprise Co.	14,254	410,088
Impinj, Inc.(a)	3,194	462,874
Infineon Technologies AG - ADR	11,785	788,181
International Business Machines Corp.	3,726	860,631
IonQ, Inc.(a)(b)	8,436	380,632
IPG Photonics Corp.(a)	2,527	300,511
Keysight Technologies, Inc.(a)	3,095	1,082,971
Kingsoft Cloud Holdings Ltd. - ADR(a)(b)	34,132	514,369
KLA Corp.	715	1,251,500
Lam Research Corp.	4,834	1,246,495
Lattice Semiconductor Corp.(a)	3,525	431,037
Life360, Inc.(a)	6,685	288,057
Lumentum Holdings, Inc.(a)	1,509	1,361,601
MACOM Technology Solutions Holdings, Inc.(a)	1,454	409,461
Marvell Technology, Inc.	9,415	1,554,887
Microchip Technology, Inc.	13,021	1,209,781
Micron Technology, Inc.	2,598	1,343,582
Microsoft Corp.	2,359	961,953
Mirion Technologies, Inc.(a)(b)	14,669	289,713
MKS, Inc.(b)	1,443	409,451
MongoDB, Inc.(a)	1,116	279,926
Monolithic Power Systems, Inc.	822	1,327,045
Nebius Group NV(a)(b)	4,578	632,817
nLight, Inc.(a)	5,099	356,165
Nova Ltd.(a)(b)	997	498,929
NVIDIA Corp.	5,417	1,081,071
NXP Semiconductors NV	2,640	775,078
Obic Co. Ltd. - ADR(b)	31,817	422,212

The accompanying notes are an integral part of these financial statements.

26

AAM Transformers ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
ON Semiconductor Corp.(a)	5,297	$533,991
Ondas, Inc.(a)(b)	30,669	307,917
Onto Innovation, Inc.(a)	1,679	495,406
Oracle Corp.	6,299	1,016,596
Palantir Technologies, Inc. - Class A(a)	6,134	853,301
Palo Alto Networks, Inc.(a)	5,111	916,505
Power Integrations, Inc.	6,538	475,378
Rambus, Inc.(a)(b)	3,419	393,561
Rubrik, Inc. - Class A(a)	5,268	280,152
Samsara, Inc. - Class A(a)	8,522	244,922
Sandisk Corp.(a)	1,599	1,753,319
Seagate Technology Holdings PLC	2,380	1,603,263
Semtech Corp.(a)	3,672	385,744
ServiceNow, Inc.(a)	6,778	598,565
Shopify, Inc. - Class A(a)	4,092	495,664
Silicon Laboratories, Inc.(a)	1,486	323,502
Silicon Motion Technology Corp. - ADR	3,454	755,666
SiTime Corp.(a)	920	517,178
Snowflake, Inc. - Class A(a)	4,673	637,724
Super Micro Computer, Inc.(a)	9,619	263,561
Synaptics, Inc.(a)	4,187	391,861
Synopsys, Inc.(a)	1,928	930,453
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,574	623,398
Teradyne, Inc.	3,089	1,060,979
Texas Instruments, Inc.	4,991	1,402,870
Tokyo Electron Ltd. - ADR	4,218	633,965
TOTVS SA - ADR	29,893	383,527
Viavi Solutions, Inc.(a)	10,804	566,130
Vnet Group, Inc. - ADR(a)(b)	42,513	353,283
Western Digital Corp.	3,437	1,493,445
Xiaomi Corp. - ADR(a)	25,222	475,182
Zeta Global Holdings Corp. - Class A(a)	15,988	294,499
Zscaler, Inc.(a)	1,836	239,928
		75,543,333
Utilities - 9.7%
Alliant Energy Corp.	4,211	309,214
American Electric Power Co., Inc.	6,396	876,956
Axia Energia SA - ADR	47,146	591,682
Constellation Energy Corp.	2,642	826,946
Duke Energy Corp.	6,369	825,104
Emera, Inc.(b)	7,819	417,691
Enel SpA - ADR	48,859	567,644
Enlight Renewable Energy Ltd.(a)(b)	5,276	478,217
Entergy Corp.	8,058	950,119
Evergy, Inc.	3,617	299,632
Fortis, Inc.	7,078	404,932
Iberdrola SA - ADR	6,007	564,117
IDACORP, Inc.	2,116	312,618
NextEra Energy, Inc.	10,585	1,036,060
NRG Energy, Inc.	5,467	850,556
OGE Energy Corp.	6,251	305,049
Ormat Technologies, Inc.	2,765	317,698

	Shares	Value
Pampa Energia SA - ADR(a)(b)	5,177	$429,018
Pinnacle West Capital Corp.(b)	2,943	305,248
Portland General Electric Co.	5,649	293,353
PPL Corp.	7,818	292,706
ReNew Energy Global PLC - Class A(a)	76,724	412,775
Southern Co.	8,653	836,745
SSE PLC - ADR	15,181	550,463
Talen Energy Corp.(a)	939	349,702
Vistra Corp.	5,319	839,551
Xcel Energy, Inc.	10,224	848,081
		15,091,877
TOTAL COMMON STOCKS (Cost $127,935,956)		155,478,624

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	21,208,702	21,208,702
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $21,208,702)		21,208,702

	Shares
MONEY MARKET FUNDS - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 3.59%(d)	83,097	83,097
TOTAL MONEY MARKET FUNDS (Cost $83,097)		83,097
TOTAL INVESTMENTS - 113.6% (Cost $149,227,755)		$176,770,423
Liabilities in Excess of Other Assets - (13.6)%		(21,158,761)
TOTAL NET ASSETS - 100.0%		$155,611,662

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $21,205,422.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

27

AAM ETFs
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

	AAM Brentview Dividend Growth ETF	AAM Crescent CLO ETF	AAM Low Duration Preferred and Income Securities ETF	AAM S&P 500 High Dividend Value ETF	AAM Sawgrass U.S. Large Cap Quality Growth ETF
ASSETS:
Investments in unaffiliated securities, at value	$ 6,571,102	$ 53,555,019	$ 432,765,293	$ 92,961,066	$ 2,676,807
Investments in affiliated securities, at value	—	—	253,433	—	—
Dividends receivable	3,762	3,382	87,873	156,614	608
Security lending income receivable	54	—	11,936	271	16
Receivable for investments sold	—	—	10,730,731	—	—
Dividend tax reclaims receivable	—	—	—	2,376	—
Interest receivable	—	143,556	3,788,133	—	—
Total assets	6,574,918	53,701,957	447,637,399	93,120,327	2,677,431
LIABILITIES:
Payable upon return of securities loaned	283,059	—	11,875,199	2,807,672	157,616
Distributions payable	5,200	268,750	1,840,250	235,000	—
Payable to Adviser	2,474	7,716	157,075	20,916	897
Payable for investments purchased	—	—	9,760,015	—	—
Total liabilities	290,733	276,466	23,632,539	3,063,588	158,513
NET ASSETS	$ 6,284,185	$ 53,425,491	$ 424,004,860	$ 90,056,739	$ 2,518,918
Net Assets Consist of:
Paid-in capital	$ 5,554,003	$ 53,767,202	$ 486,240,624	$ 90,692,823	$ 2,269,634
Total distributable earnings/(accumulated losses)	730,182	(341,711)	(62,235,764)	(636,084)	249,284
Total net assets	$ 6,284,185	$ 53,425,491	$ 424,004,860	$ 90,056,739	$ 2,518,918
Net assets	$ 6,284,185	$ 53,425,491	$ 424,004,860	$ 90,056,739	$ 2,518,918
Shares issued and outstanding (unlimited shares authorized without par value)	260,000	2,150,000	21,650,000	2,350,000	110,000
Net asset value per share	$24.17	$24.85	$19.58	$38.32	$22.90
Cost:
Investments in unaffiliated securities, at cost	$ 5,762,379	$ 53,814,827	$ 427,659,477	$ 87,913,788	$ 2,369,527
Investments in affiliated securities, at cost	$—	$—	$238,106	$—	$—
Loaned Securities:
at value (included in investments)	$277,635	$—	$10,605,785	$2,763,012	$150,844

The accompanying notes are an integral part of these financial statements.

28

AAM ETFs
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	AAM Sawgrass U.S. Small Cap Quality Growth ETF	AAM SLC Low Duration Income ETF	AAM Todd International Intrinsic Value ETF	AAM Transformers ETF
ASSETS:
Investments, at value	$ 7,681,120	$ 80,330,619	$ 33,363,973	$ 176,770,423
Receivable for investments sold	557,390	—	—	33,840
Dividends receivable	354	7,136	78,598	48,892
Security lending income receivable	84	—	2,955	17,893
Receivable for fund shares sold	—	627,867	—	—
Dividend tax reclaims receivable	—	—	7,085	6,022
Interest receivable	—	375,110	—	—
Receivable for transaction fee	—	942	—	—
Total assets	8,238,948	81,341,674	33,452,611	176,877,070
LIABILITIES:
Payable for investments purchased	595,684	—	—	—
Payable upon return of securities loaned	583,016	—	5,405,904	21,208,702
Payable to Adviser	3,063	9,769	12,197	56,706
Distributions payable	—	336,000	—	—
Total liabilities	1,181,763	345,769	5,418,101	21,265,408
NET ASSETS	$ 7,057,185	$ 80,995,905	$ 28,034,510	$155,611,662
Net Assets Consist of:
Paid-in capital	$ 6,520,202	$ 80,858,928	$ 19,544,522	$131,511,508
Total distributable earnings	536,983	136,977	8,489,988	24,100,154
Total net assets	$ 7,057,185	$ 80,995,905	$ 28,034,510	$155,611,662
Net assets	$ 7,057,185	$ 80,995,905	$ 28,034,510	$155,611,662
Shares issued and outstanding (unlimited shares authorized without par value)	300,000	3,225,000	954,158	2,850,000
Net asset value per share	$23.52	$25.12	$29.38	$54.60
Cost:
Investments, at cost	$ 6,542,622	$ 80,282,123	$ 25,306,712	$ 149,227,755
Loaned Securities:
at value (included in investments)	$516,631	$—	$5,391,971	$21,205,422

The accompanying notes are an integral part of these financial statements.

29

AAM ETFs
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited)

	AAM Brentview Dividend Growth ETF	AAM Crescent CLO ETF	AAM Low Duration Preferred and Income Securities ETF	AAM S&P 500 High Dividend Value ETF	AAM Sawgrass U.S. Large Cap Quality Growth ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$42,344	$16,030	$3,395,338	$1,608,709	$9,444
Dividend income from affiliated securities	—	—	6,737	—	—
Interest income	—	1,609,628	9,066,670	—	—
Securities lending income	285	—	100,830	3,990	105
Total investment income	42,629	1,625,658	12,569,575	1,612,699	9,549
EXPENSES:
Investment advisory fee	12,297	127,348	1,001,111	117,629	5,370
Total expenses	12,297	127,348	1,001,111	117,629	5,370
Fee waiver from Adviser	—	(80,567)	—	—	—
Net expenses	12,297	46,781	1,001,111	117,629	5,370
NET INVESTMENT INCOME	30,332	1,578,877	11,568,464	1,495,070	4,179
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(116,838)	(60,395)	82,440	(2,057,032)	(62,160)
In-kind redemptions in unaffiliated securities	57,601	—	1,099,280	7,104,089	134,149
In-kind redemptions in affiliated securities	—	—	2,055	—	—
Net Increase from payment by Sub-Adviser (Note 3)	36,355	—	—	—	—
Net realized gain (loss)	(22,882)	(60,395)	1,183,775	5,047,057	71,989
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	378,208	(239,022)	(2,543,548)	4,555,602	(30,853)
Investments in affiliated securities	—	—	(895)	—	—
Net change in unrealized appreciation (depreciation)	378,208	(239,022)	(2,544,443)	4,555,602	(30,853)
Net realized and unrealized gain (loss)	355,326	(299,417)	(1,360,668)	9,602,659	41,136
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$385,658	$ 1,279,460	$ 10,207,796	$ 11,097,729	$45,315

The accompanying notes are an integral part of these financial statements.

30

AAM ETFs
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	AAM Sawgrass U.S. Small Cap Quality Growth ETF	AAM SLC Low Duration Income ETF	AAM Todd International Intrinsic Value ETF	AAM Transformers ETF
INVESTMENT INCOME:
Dividend income	$11,161	$23,663	$383,767	$344,138
Less: dividend withholding taxes	—	—	(33,282)	(13,060)
Less: issuance fees	—	—	(13,700)	(8,019)
Interest income	—	1,941,894	—	—
Securities lending income	346	171	10,494	58,652
Total investment income	11,507	1,965,728	347,279	381,711
EXPENSES:
Investment advisory fee	12,003	144,207	65,362	291,521
Total expenses	12,003	144,207	65,362	291,521
Fee waiver from Adviser	—	(88,743)	—	—
Net expenses	12,003	55,464	65,362	291,521
NET INVESTMENT INCOME/(LOSS)	(496)	1,910,264	281,917	90,190
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(482,054)	38,287	(368,470)	(8,367,682)
In-kind redemptions	5,866	—	1,064,555	12,783,102
Net realized gain (loss)	(476,188)	38,287	696,085	4,415,420
Net change in unrealized appreciation (depreciation) on:
Investments	945,622	(276,154)	2,151,976	6,996,535
Net change in unrealized appreciation (depreciation)	945,622	(276,154)	2,151,976	6,996,535
Net realized and unrealized gain (loss)	469,434	(237,867)	2,848,061	11,411,955
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$468,938	$ 1,672,397	$ 3,129,978	$11,502,145

The accompanying notes are an integral part of these financial statements.

31

AAM ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	AAM Brentview Dividend Growth ETF		AAM Crescent CLO ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$30,332	$41,644	$1,578,877	$72,130
Net realized gain (loss)	(22,882)	59,647	(60,395)	(1,057)
Net change in unrealized appreciation (depreciation)	378,208	405,173	(239,022)	(20,786)
Net increase (decrease) in net assets from operations	385,658	506,464	1,279,460	50,287
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(31,047)	(39,940)	(1,671,458)	—
Total distributions to shareholders	(31,047)	(39,940)	(1,671,458)	—
CAPITAL TRANSACTIONS:
Shares sold	2,545,581	3,457,999	2,499,000	51,249,460
Shares redeemed	(460,189)	(1,056,371)	—	—
ETF transaction fees (See Note 7)	—	—	12,495	6,247
Net increase (decrease) in net assets from capital transactions	2,085,392	2,401,628	2,511,495	51,255,707
NET INCREASE (DECREASE) IN NET ASSETS	2,440,003	2,868,152	2,119,497	51,305,994
NET ASSETS:
Beginning of the period	3,844,182	976,030	51,305,994	—
End of the period	$ 6,284,185	$3,844,182	$ 53,425,491	$ 51,305,994
SHARES TRANSACTIONS
Shares sold	110,000	170,000	100,000	2,050,000
Shares redeemed	(20,000)	(50,000)	—	—
Total increase (decrease) in shares outstanding	90,000	120,000	100,000	2,050,000

(a)	Inception date of the Fund was October 22, 2025.
The accompanying notes are an integral part of these financial statements.

32

AAM ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	AAM Low Duration Preferred and Income Securities ETF		AAM S&P 500 High Dividend Value ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$11,568,464	$30,475,503	$1,495,070	$2,520,942
Net realized gain (loss)	1,183,775	(26,348,550)	5,047,057	5,862,346
Net change in unrealized appreciation (depreciation)	(2,544,443)	(4,776,170)	4,555,602	(4,036,991)
Net increase (decrease) in net assets from operations	10,207,796	(649,217)	11,097,729	4,346,297
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(11,984,950)	(30,267,396)	(1,556,792)	(2,554,232)
From return of capital	—	(2,983,470)	—	(214,034)
Total distributions to shareholders	(11,984,950)	(33,250,866)	(1,556,792)	(2,768,266)
CAPITAL TRANSACTIONS:
Shares sold	1,959,785	116,823,403	34,716,255	46,809,005
Shares redeemed	(60,934,140)	(47,019,100)	(28,226,620)	(36,477,033)
Net increase (decrease) in net assets from capital transactions	(58,974,355)	69,804,303	6,489,635	10,331,972
NET INCREASE (DECREASE) IN NET ASSETS	(60,751,509)	35,904,220	16,030,572	11,910,003
NET ASSETS:
Beginning of the period	484,756,369	448,852,149	74,026,167	62,116,164
End of the period	$ 424,004,860	$ 484,756,369	$90,056,739	$74,026,167
SHARES TRANSACTIONS
Shares sold	100,000	5,700,000	950,000	1,400,000
Shares redeemed	(3,100,000)	(2,375,000)	(775,000)	(1,100,000)
Total increase (decrease) in shares outstanding	(3,000,000)	3,325,000	175,000	300,000

The accompanying notes are an integral part of these financial statements.

33

AAM ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	AAM Sawgrass U.S. Large Cap Quality Growth ETF		AAM Sawgrass U.S. Small Cap Quality Growth ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$4,179	$7,117	$(496)	$(444)
Net realized gain (loss)	71,989	(18,857)	(476,188)	(87,351)
Net change in unrealized appreciation (depreciation)	(30,853)	299,684	945,622	179,304
Net increase (decrease) in net assets from operations	45,315	287,944	468,938	91,509
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,085)	(2,830)	(318)	(71)
From return of capital	—	—	—	(190)
Total distributions to shareholders	(6,085)	(2,830)	(318)	(261)
CAPITAL TRANSACTIONS:
Shares sold	889,607	1,705,527	5,343,830	797,829
Shares redeemed	(658,260)	(1,299,202)	(213,462)	(195,580)
Net increase (decrease) in net assets from capital transactions	231,347	406,325	5,130,368	602,249
NET INCREASE (DECREASE) IN NET ASSETS	270,577	691,439	5,598,988	693,497
NET ASSETS:
Beginning of the period	2,248,341	1,556,902	1,458,197	764,700
End of the period	$ 2,518,918	$2,248,341	$ 7,057,185	$ 1,458,197
SHARES TRANSACTIONS
Shares sold	40,000	80,000	240,000	40,000
Shares redeemed	(30,000)	(60,000)	(10,000)	(10,000)
Total increase (decrease) in shares outstanding	10,000	20,000	230,000	30,000

The accompanying notes are an integral part of these financial statements.

34

AAM ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	AAM SLC Low Duration Income ETF		AAM Todd International Intrinsic Value ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$1,910,264	$2,719,663	$281,917	$105,511
Net realized gain (loss)	38,287	14,517	696,085	406,376
Net change in unrealized appreciation (depreciation)	(276,154)	324,650	2,151,976	449,461
Net increase (decrease) in net assets from operations	1,672,397	3,058,830	3,129,978	961,348
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,855,218)	(2,739,032)	(518,611)	—
Total distributions to shareholders	(1,855,218)	(2,739,032)	(518,611)	—
CAPITAL TRANSACTIONS:
Shares sold	10,719,382	70,107,910	8,055,092	3,490,496
Subscriptions in connection with in-kind contribution	—	—	—	18,103,952
Shares redeemed	—	—	(3,902,818)	(1,284,927)
ETF transaction fees (See Note 7)	16,079	15,557	—	—
Net increase (decrease) in net assets from capital transactions	10,735,461	70,123,467	4,152,274	20,309,521
NET INCREASE (DECREASE) IN NET ASSETS	10,552,640	70,443,265	6,763,641	21,270,869
NET ASSETS:
Beginning of the period	70,443,265	—	21,270,869	—
End of the period	$ 80,995,905	$ 70,443,265	$ 28,034,510	$ 21,270,869
SHARES TRANSACTIONS
Shares sold	425,000	2,800,000	280,000	140,000
Subscriptions in connection with in-kind contribution	—	—	—	724,158
Shares redeemed	—	—	(140,000)	(50,000)
Total increase (decrease) in shares outstanding	425,000	2,800,000	140,000	814,158

(a)	Inception date of the Fund was December 3, 2024.
(b)	Inception date of the Fund was July 24, 2025.
The accompanying notes are an integral part of these financial statements.

35

AAM ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	AAM Transformers ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$90,190	$30,221
Net realized gain (loss)	4,415,420	11,978,663
Net change in unrealized appreciation (depreciation)	6,996,535	14,828,508
Net increase (decrease) in net assets from operations	11,502,145	26,837,392
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(180,241)	—
Total distributions to shareholders	(180,241)	—
CAPITAL TRANSACTIONS:
Shares sold	74,205,890	84,267,689
Shares redeemed	(38,021,362)	(48,631,695)
ETF transaction fees (See Note 7)	18	—
Net increase (decrease) in net assets from capital transactions	36,184,546	35,635,994
NET INCREASE (DECREASE) IN NET ASSETS	47,506,450	62,473,386
NET ASSETS:
Beginning of the period	108,105,212	45,631,826
End of the period	$155,611,662	$ 108,105,212
SHARES TRANSACTIONS
Shares sold	1,525,000	1,975,000
Shares redeemed	(800,000)	(1,150,000)
Total increase (decrease) in shares outstanding	725,000	825,000

The accompanying notes are an integral part of these financial statements.

36

AAM Brentview Dividend Growth ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.61	$19.52	$18.77
INVESTMENT OPERATIONS:
Net investment income(b)	0.14	0.27	0.07
Net realized and unrealized gain (loss) on investments(c)	1.56	3.08	0.74
Total from investment operations	1.70	3.35	0.81
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.26)	(0.06)
Total distributions	(0.14)	(0.26)	(0.06)
Net asset value, end of period	$24.17	$22.61	$19.52
Total return(d)	7.53%	17.31%	4.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,284	$3,844	$976
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	1.21%	1.34%	1.36%
Portfolio turnover rate(d)(f)	8%	12%	2%

(a)	Inception date of the Fund was July 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

37

AAM Crescent CLO ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.03	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.75	0.04
Net realized and unrealized gain (loss) on investments(c)	(0.15)	(0.01)
Total from investment operations	0.60	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.79)	—
Total distributions	(0.79)	—
ETF transaction fees per share	0.01	0.00(d)
Net asset value, end of period	$24.85	$25.03
Total return(e)	2.50%	0.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$53,425	$51,306
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	0.49%	0.49%
After expense waiver/recoupment(f)	0.18%	0.18%
Ratio of net investment income (loss) to average net assets(f)	6.08%	6.48%
Portfolio turnover rate(e)(g)	61%	32%

(a)	Inception date of the Fund was October 22, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

38

AAM Low Duration Preferred and Income Securities ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$19.67	$21.05	$20.06	$20.71	$25.23	$24.07
INVESTMENT OPERATIONS:
Net investment income(a)	0.51	1.25	1.33	1.43	1.18	1.05
Net realized and unrealized gain (loss) on investments(b)	(0.07)	(1.27)	1.23	(0.74)	(4.56)	1.35
Total from investment operations	0.44	(0.02)	2.56	0.69	(3.38)	2.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(1.24)	(1.50)	(1.34)	(1.14)	(1.24)
Return of capital	—	(0.12)	(0.07)	—	—	—
Total distributions	(0.53)	(1.36)	(1.57)	(1.34)	(1.14)	(1.24)
ETF transaction fees per share	—	—	—	0.00(c)	—	0.00(c)
Net asset value, end of period	$19.58	$19.67	$21.05	$20.06	$20.71	$25.23
Total return(d)	2.32%	−0.03%	13.07%	3.30%	−13.72%	10.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$424,005	$484,756	$448,852	$197,105	$157,364	$95,232
Ratio of expenses to average net assets(e)	0.45%	0.45%	0.45%	0.46%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(e)	5.20%	6.23%	6.31%	6.83%	5.74%	4.33%
Portfolio turnover rate(d)(f)	38%	150%	103%	100%	154%	199%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

39

AAM S&P 500 High Dividend Value ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$34.04	$33.13	$25.89	$28.45	$29.90	$21.14
INVESTMENT OPERATIONS:
Net investment income(a)	0.66	1.22	1.16	1.14	1.07	0.91
Net realized and unrealized gain (loss) on investments(b)	4.27	1.03	7.24	(2.57)	(1.44)	8.79
Total from investment operations	4.93	2.25	8.40	(1.43)	(0.37)	9.70
LESS DISTRIBUTIONS FROM:
Net investment income	(0.65)	(1.24)	(1.16)	(1.13)	(1.08)	(0.94)
Return of capital	—	(0.10)	—	—	—	—
Total distributions	(0.65)	(1.34)	(1.16)	(1.13)	(1.08)	(0.94)
Net asset value, end of period	$38.32	$34.04	$33.13	$25.89	$28.45	$29.90
Total return(c)	14.64%	6.99%	32.92%	−5.29%	−1.37%	46.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$90,057	$74,026	$62,116	$60,843	$67,568	$45,600
Ratio of expenses to average net assets(d)	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets(d)	3.69%	3.69%	3.83%	4.02%	3.57%	3.19%
Portfolio turnover rate(c)(e)	33%	51%	57%	63%	68%	69%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

40

AAM Sawgrass U.S. Large Cap Quality Growth ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.48	$19.46	$18.75
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.07	0.02
Net realized and unrealized gain (loss) on investments(c)	0.44	2.98	0.69
Total from investment operations	0.48	3.05	0.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.03)	—
Total distributions	(0.06)	(0.03)	—
Net asset value, end of period	$22.90	$22.48	$19.46
Total return(d)	2.13%	15.71%	3.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,519	$2,248	$1,557
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.38%	0.36%	0.40%
Portfolio turnover rate(d)(f)	27%	85%	8%

(a)	Inception date of the Fund was July 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

41

AAM Sawgrass U.S. Small Cap Quality Growth ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.83	$19.12	$18.95
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.00)(c)	(0.01)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	2.69	1.73	0.17
Total from investment operations	2.69	1.72	0.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(c)	(0.00)(c)	—
Return of capital	—	(0.01)	—
Total distributions	—	(0.01)	—
Net asset value, end of period	$23.52	$20.83	$19.12
Total return(e)	12.95%	9.00%	0.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,057	$1,458	$765
Ratio of expenses to average net assets(f)	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	(0.02)%	(0.04)%	0.04%
Portfolio turnover rate(e)(g)	46%	80%	12%

(a)	Inception date of the Fund was July 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

42

AAM SLC Low Duration Income ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.16	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.65	1.18
Net realized and unrealized gain (loss) on investments(c)	(0.08)	0.14
Total from investment operations	0.57	1.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.62)	(1.17)
Total distributions	(0.62)	(1.17)
ETF transaction fees per share	0.01	0.01
Net asset value, end of period	$25.12	$25.16
Total return(d)	2.31%	5.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$80,996	$70,443
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.39%	0.39%
After expense waiver/recoupment(e)	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	5.17%	5.17%
Portfolio turnover rate(d)(f)	30%	74%

(a)	Inception date of the Fund was December 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

43

AAM Todd International Intrinsic Value ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.13	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.32	0.13
Net realized and unrealized gain (loss) on investments(c)	3.56	1.00
Total from investment operations	3.88	1.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)	—
Net realized gains	(0.07)	—
Total distributions	(0.63)	—
Net asset value, end of period	$29.38	$26.13
Total return(d)	15.10%	4.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,035	$21,271
Ratio of expenses to average net assets(e)	0.54%	0.54%
Ratio of net investment income (loss) to average net assets(e)	2.33%	1.89%
Portfolio turnover rate(d)(f)	9%	7%

(a)	Inception date of the Fund was July 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

44

AAM Transformers ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$50.87	$35.10	$25.29	$22.51	$24.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.04	0.02	(0.02)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	3.77	15.75	9.83	2.84	(1.46)
Total from investment operations	3.81	15.77	9.81	2.78	(1.49)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	—	—	—	—
Total distributions	(0.08)	—	—	—	—
ETF transaction fees per share	0.00(d)	—	—	0.00(d)	—
Net asset value, end of period	$54.60	$50.87	$35.10	$25.29	$22.51
Total return(e)	7.51%	44.93%	38.80%	12.33%	−6.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$155,612	$108,105	$45,632	$20,231	$3,377
Ratio of expenses to average net assets(f)	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(f)	0.15%	0.05%	(0.05)%	(0.22)%	(0.34)%
Portfolio turnover rate(e)(g)	38%	79%	84%	82%	27%

(a)	Inception date of the Fund was July 11, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

45

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
AAM Brentview Dividend Growth ETF, AAM Crescent CLO ETF, AAM Low Duration Preferred and Income Securities ETF, AAM S&P 500 High Dividend Value ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, AAM Sawgrass U.S. Small Cap Quality Growth ETF, AAM SLC Low Duration Income ETF, AAM Todd International Intrinsic Value ETF, and AAM Transformers ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM Brentview Dividend Growth ETF is to seek current dividend income and long-term capital appreciation. The investment objective of the AAM Crescent CLO ETF is to seek to provide capital preservation, low correlation to traditional asset classes, and current income. The investment objective of the AAM Low Duration Preferred and Income Securities ETF is to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Preferred and Hybrid Securities Index. The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM Sawgrass U.S. Large Cap Quality Growth ETF is to seek risk-adjusted returns, upside participation, downside protection, low standard deviation and long-term capital appreciation. The investment objective of the AAM Sawgrass U.S. Small Cap Quality Growth ETF is to seek risk-adjusted returns, upside participation, downside protection, low standard deviation and long-term capital appreciation. The investment objective of the AAM SLC Low Duration Income ETF is to outperform, after fees and expenses, the Bloomberg 1-3 Year Government/Credit Index on a total return basis. The investment objective of the AAM Todd International Intrinsic Value ETF is to provide total return primarily through capital appreciation. The investment objective of the AAM Transformers ETF is to track the total return performance, before fees and expenses, of the Pence Transformers Index. The Funds commenced operations on the following dates:

AAM Brentview Dividend Growth ETF	July 30, 2024
AAM Crescent CLO ETF	October 22, 2025
AAM Low Duration Preferred and Income Securities ETF	November 19, 2019
AAM S&P 500 High Dividend Value ETF	November 28, 2017
AAM Sawgrass U.S. Large Cap Quality Growth ETF	July 30, 2024
AAM Sawgrass U.S. Small Cap Quality Growth ETF	July 30, 2024
AAM SLC Low Duration Income ETF	December 3, 2024
AAM Todd International Intrinsic Value ETF	July 24, 2025
AAM Transformers ETF	July 11, 2022

The end of the reporting period for the Funds is April 30, 2026. The current fiscal period is the period November 1, 2025 to April 30, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

46

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

47

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
AAM Brentview Dividend Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,172,189	$—	$—	$6,172,189
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	283,059
Money Market Funds	115,854	—	—	115,854
Total Investments	$6,288,043	$—	$—	$6,571,102

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM Crescent CLO ETF

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$—	$52,044,992	$—	$52,044,992
Money Market Funds	1,510,027	—	—	1,510,027
Total Investments	$1,510,027	$52,044,992	$—	$53,555,019

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM Low Duration Preferred and Income Securities ETF

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$318,407,933	$—	$318,407,933
Preferred Stocks	97,576,913	—	—	97,576,913
U.S. Government Agency Issues	—	3,089,741	—	3,089,741
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	11,875,199
Money Market Funds	2,068,940	—	—	2,068,940
Total Investments	$99,645,853	$321,497,674	$—	$433,018,726

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM S&P 500 High Dividend Value ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$89,763,863	$—	$—	$89,763,863
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,807,672
Money Market Funds	389,531	—	—	389,531
Total Investments	$90,153,394	$—	$—	$92,961,066

Refer to the Schedule of Investments for further disaggregation of investment categories.

48

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
AAM Sawgrass U.S. Large Cap Quality Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,452,398	$—	$—	$2,452,398
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	157,616
Money Market Funds	66,793	—	—	66,793
Total Investments	$2,519,191	$—	$—	$2,676,807

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM Sawgrass U.S. Small Cap Quality Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,023,246	$—	$—	$7,023,246
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	583,016
Money Market Funds	74,858	—	—	74,858
Total Investments	$7,098,104	$—	$—	$7,681,120

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM SLC Low Duration Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$26,820,962	$—	$26,820,962
Collateralized Mortgage Obligations	—	20,414,017	—	20,414,017
Corporate Bonds	—	17,130,446	—	17,130,446
Collateralized Loan Obligations	—	6,808,964	—	6,808,964
U.S. Treasury Securities	—	6,399,529	—	6,399,529
Money Market Funds	2,756,701	—	—	2,756,701
Total Investments	$2,756,701	$77,573,918	$—	$80,330,619

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM Todd International Intrinsic Value ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$27,094,835	$—	$—	$27,094,835
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,405,904
Money Market Funds	863,234	—	—	863,234
Total Investments	$27,958,069	$—	$—	$33,363,973

Refer to the Schedule of Investments for further disaggregation of investment categories.

49

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
AAM Transformers ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$155,478,624	$—	$—	$155,478,624
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	21,208,702
Money Market Funds	83,097	—	—	83,097
Total Investments	$155,561,721	$—	$—	$176,770,423

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends and foreign capital gain taxes, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

50

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
E.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
F.
Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds at least annually. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and distributions in-excess. For the year/period ended October 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
AAM Brentview Dividend Growth ETF	$(115,689)	$115,689
AAM Crescent CLO ETF	—	—
AAM Low Duration Preferred and Income Securities ETF	(1,301,002)	1,301,002
AAM S&P 500 High Dividend Value ETF	(8,850,618)	8,850,618
AAM Sawgrass U.S. Large Cap Quality Growth ETF	(113,656)	113,656
AAM Sawgrass U.S. Small Cap Quality Growth ETF	(29,775)	29,775
AAM SLC Low Duration Income ETF	—	—
AAM Todd International Intrinsic Value ETF	(427,605)	427,605
AAM Transformers ETF	(16,162,149)	16,162,149

51

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
K.
Segment Reporting. Each Fund operates as a single segment entity. Each Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the AAM ETF Committee of the Adviser, who collectively serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Vident Advisory, LLC, doing business as Vident Asset Management, serves as the sub-adviser for the AAM Brentview Dividend Growth ETF, AAM Low Duration Preferred and Income Securities ETF, AAM S&P 500 High Dividend Value ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, AAM Sawgrass U.S. Small Cap Quality Growth ETF, AAM Todd International Intrinsic Value ETF, and AAM Transformers ETF. Brentview Investment Management, LLC serves as the sub-adviser for the AAM Brentview Dividend Growth ETF. Sawgrass Asset Management, LLC serves as the sub-adviser for the AAM Sawgrass U.S. Large Cap Quality Growth ETF and the AAM Sawgrass U.S. Small Cap Quality Growth ETF (each, respectively, the “Sub-Adviser”). Todd Asset Management LLC serve as the sub-adviser for the AAM Todd International Intrinsic Value ETF. Crescent Capital Group LP serves as the sub-adviser for the AAM Crescent CLO ETF. Sun Life Capital Management (U.S.), LLC, doing business as SLC Management, serves as the sub-adviser for the AAM SLC Low Duration Income ETF. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below. The Adviser is responsible for paying the Sub-Advisers.

AAM Brentview Dividend Growth ETF	0.49%
AAM Crescent CLO ETF	0.49%[1]
AAM Low Duration Preferred and Income Securities ETF	0.45%
AAM S&P 500 High Dividend Value ETF	0.29%
AAM Sawgrass U.S. Large Cap Quality Growth ETF	0.49%
AAM Sawgrass U.S. Small Cap Quality Growth ETF	0.55%
AAM SLC Low Duration Income ETF	0.39%[2]
AAM Todd International Intrinsic Value ETF	0.54%
AAM Transformers ETF	0.49%

[1]
The Fund’s Adviser has contractually agreed to waive a portion of its management fee equal to 0.31% the Fund’s average daily net assets on the first $100 million of Fund assets until at least December 31, 2026. This agreement may be terminated by the Fund’s Board of Trustees or the Fund’s investment adviser upon 60 days’ notice to the other party.

[2]
The Fund’s Adviser has contractually agreed to waive a portion of its management fee equal to 0.24% the Fund’s average daily net assets on the first $100 million of Fund assets until at least February 28, 2027. This agreement may be terminated by the Fund’s Board of Trustees or the Fund’s investment adviser upon 60 days’ notice to the other party.

52

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountants. Fund Services also serves as the transfer agent and fund accountants to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM Brentview Dividend Growth ETF	$411,894	$589,031
AAM Crescent CLO ETF	33,857,413	31,464,861
AAM Low Duration Preferred and Income Securities ETF	168,622,743	168,393,689
AAM S&P 500 High Dividend Value ETF	27,037,665	27,864,143
AAM Sawgrass U.S. Large Cap Quality Growth ETF	606,883	638,385
AAM Sawgrass U.S. Small Cap Quality Growth ETF	2,004,337	2,129,571
AAM SLC Low Duration Income ETF	31,322,482	22,265,698
AAM Todd International Intrinsic Value ETF	2,256,994	4,160,940
AAM Transformers ETF	46,745,219	46,101,829

During the current fiscal period, AAM SLC Low Duration Income ETF had $19,346,932 of purchases and $8,257,189 of sales of U.S. Government securities. No other fund had purchases or sales of U.S. Government securities during the current fiscal period.
During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	In-kind Purchases	In-kind Sales
AAM Brentview Dividend Growth ETF	$2,483,755	$249,793
AAM Crescent CLO ETF	—	—
AAM Low Duration Preferred and Income Securities ETF	1,949,008	60,255,413
AAM S&P 500 High Dividend Value ETF	34,582,623	27,375,305
AAM Sawgrass U.S. Large Cap Quality Growth ETF	871,259	670,330
AAM Sawgrass U.S. Small Cap Quality Growth ETF	5,272,024	37,440
AAM SLC Low Duration Income ETF	—	—
AAM Todd International Intrinsic Value ETF	7,829,795	2,482,491
AAM Transformers ETF	73,939,437	38,450,385

53

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in Crescent Capital BDC, Inc.	AAM Low Duration Preferred and Income Securities ETF
Value at October 31, 2025	$ 283,521
Purchases at Cost	1,051
Proceeds from Sales	(32,298)
Net Realized Gain (Loss)	2,055
Change in Unrealized Appreciation (Depreciation)	(896)
Value at April 30, 2026	$ 253,433
Shares Held at April 30, 2026	10,109
Dividend Income	$6,737

NOTE 6 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2025 were as follows:

	AAM Brentview Dividend Growth ETF	AAM Crescent CLO ETF	AAM Low Duration Preferred and Income Securities ETF
Tax cost of investments	$4,010,462	$51,112,341	$508,474,722
Gross tax unrealized appreciation	$549,577	$16,824	$8,983,631
Gross tax unrealized depreciation	(144,332)	(37,610)	(4,597,382)
Net tax unrealized appreciation (depreciation)	405,245	(20,786)	4,386,249
Undistributed ordinary income	1,806	72,130	—
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(31,480)	(1,057)	(64,844,859)
Distributable earnings (accumulated losses)	$375,571	$50,287	$(60,458,610)

	AAM S&P 500 High Dividend Value ETF	AAM Sawgrass U.S. Large Cap Quality Growth ETF	AAM Sawgrass U.S. Small Cap Quality Growth ETF
Tax cost of investments	$79,203,318	$2,172,986	$1,499,426
Gross tax unrealized appreciation	$6,844,234	$375,597	$242,154
Gross tax unrealized depreciation	(8,208,319)	(86,729)	(50,454)
Net tax unrealized appreciation (depreciation)	(1,364,085)	288,868	191,700
Undistributed ordinary income	—	5,359	—
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(8,812,936)	(84,173)	(123,337)
Distributable earnings (accumulated losses)	$(10,177,021)	$210,054	$68,363

54

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

	AAM SLC Low Duration Income ETF	AAM Todd International Intrinsic Value ETF	AAM Transformers ETF
Tax cost of investments	$70,010,380	$17,444,733	$100,708,207
Gross tax unrealized appreciation	$442,930	$6,146,238	$23,025,107
Gross tax unrealized depreciation	(122,160)	(685,990)	(3,841,184)
Net tax unrealized appreciation (depreciation)	320,770	5,460,248	19,183,923
Undistributed ordinary income	10,475	362,122	138,268
Undistributed long-term capital gains	—	56,251	—
Other accumulated gain (loss)	(11,447)	—	(6,543,941)
Distributable earnings (accumulated losses)	$319,798	$5,878,621	$12,778,250

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales, partnerships, and passive foreign investment companies.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2025, the Funds did not elect to defer any post-October capital losses. AAM Sawgrass U.S. Small Cap Quality Growth ETF elected to defer $435 of late-year ordinary losses.
As of October 31, 2025, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
AAM Brentview Dividend Growth ETF	$26,851	$4,629
AAM Crescent CLO ETF	1,057	—
AAM Low Duration Preferred and Income Securities ETF	44,328,667	20,040,750
AAM S&P 500 High Dividend Value ETF	3,403,746	5,409,190
AAM Sawgrass U.S. Large Cap Quality Growth ETF	84,173	—
AAM Sawgrass U.S. Small Cap Quality Growth ETF	118,309	4,593
AAM SLC Low Duration Income ETF	11,447	—
AAM Todd International Intrinsic Value ETF	—	—
AAM Transformers ETF	5,011,520	1,524,145

The tax character of distributions declared by the Funds during the year/period ended October 31, 2025 and October 31, 2024, were as follows:

	10/31/2025
Fund	Ordinary Income	Return of Capital
AAM Brentview Dividend Growth ETF	$39,940	$—
AAM Crescent CLO ETF	—	—
AAM Low Duration Preferred and Income Securities ETF	30,267,396	2,983,470
AAM S&P 500 High Dividend Value ETF	2,554,232	214,034
AAM Sawgrass U.S. Large Cap Quality Growth ETF	2,830	—
AAM Sawgrass U.S. Small Cap Quality Growth ETF	71	190
AAM SLC Low Duration Income ETF	2,739,032	—
AAM Todd International Intrinsic Value ETF	—	—
AAM Transformers ETF	—	—

55

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

10/31/2024
Fund	Ordinary Income	Return of Capital
AAM Brentview Dividend Growth ETF	$2,600	$—
AAM Crescent CLO ETF	N/A	N/A
AAM Low Duration Preferred and Income Securities ETF	21,136,371	947,809
AAM S&P 500 High Dividend Value ETF	2,316,011	—
AAM Sawgrass U.S. Large Cap Quality Growth ETF	—	—
AAM Sawgrass U.S. Small Cap Quality Growth ETF	—	—
AAM SLC Low Duration Income ETF	N/A	N/A
AAM Todd International Intrinsic Value ETF	N/A	N/A
AAM Transformers ETF	—	—

NOTE 7 – SHARE TRANSACTIONS
Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The following is the standard fixed transaction fee for each Fund:

AAM Brentview Dividend Growth ETF	$300
AAM Crescent CLO ETF	300
AAM Low Duration Preferred and Income Securities ETF	500
AAM S&P 500 High Dividend Value ETF	300
AAM Sawgrass U.S. Large Cap Quality Growth ETF	300
AAM Sawgrass U.S. Small Cap Quality Growth ETF	300
AAM SLC Low Duration Income ETF	300
AAM Todd International Intrinsic Value ETF	300
AAM Transformers ETF	300

The transaction fee is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
NOTE 8 – BENEFICAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of April 30, 2026, one shareholder owned greater than 25% of the outstanding shares of the AAM Crescent CLO ETF, AAM Low Duration Preferred and Income Securities ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, AAM Sawgrass U.S. Small Cap Quality Growth ETF, AAM SLC Low Duration Income ETF, and the AAM Transformers ETF, therefore, the shareholder may be deemed to control each respective Fund.
NOTE 9 – RISKS
Concentration Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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AAM ETFs
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal period ended October 31, 2025, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM Brentview Dividend Growth ETF	100.00%
AAM Crescent CLO ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	64.09%
AAM S&P 500 High Dividend Value ETF	91.59%
AAM Sawgrass U.S. Large Cap Quality Growth ETF	100.00%
AAM Sawgrass U.S. Small Cap Quality Growth ETF	100.00%
AAM SLC Low Duration Income ETF	0.00%
AAM Todd International Intrinsic Value ETF	0.00%
AAM Transformers ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2025 was as follows:

AAM Brentview Dividend Growth ETF	100.00%
AAM Crescent CLO ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	62.39%
AAM S&P 500 High Dividend Value ETF	87.90%
AAM Sawgrass U.S. Large Cap Quality Growth ETF	100.00%
AAM Sawgrass U.S. Small Cap Quality Growth ETF	100.00%
AAM SLC Low Duration Income ETF	0.00%
AAM Todd International Intrinsic Value ETF	0.00%
AAM Transformers ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM Brentview Dividend Growth ETF	0.00%
AAM Crescent CLO ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	0.00%
AAM S&P 500 High Dividend Value ETF	0.00%
AAM Sawgrass U.S. Large Cap Quality Growth ETF	0.00%
AAM Sawgrass U.S. Small Cap Quality Growth ETF	0.00%
AAM SLC Low Duration Income ETF	0.00%
AAM Todd International Intrinsic Value ETF	0.00%
AAM Transformers ETF	0.00%

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AAM ETFs
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

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AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)
AAM S&P 500 High Dividend Value ETF (SPDV)
AAM Low Duration Preferred and Income Securities ETF (PFLD)
AAM Transformers ETF (TRFM)
AAM Brentview Dividend Growth ETF (BDIV)
AAM Sawgrass U.S. Large Cap Quality Growth ETF (SAWG)
AAM Sawgrass U.S. Small Cap Quality Growth ETF (SAWS)
AAM SLC Low Duration Income ETF (LODI)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between Advisors Asset Management, Inc. (the “Adviser”) and the Trust, on behalf of AAM S&P 500 High Dividend Value ETF (“SPDV”), AAM Low Duration Preferred and Income Securities ETF (“PFLD”), AAM Transformers ETF (“TRFM”), AAM Brentview Dividend Growth ETF (“BDIV”), AAM Sawgrass U.S. Large Cap Quality Growth ETF (“SAWG”), AAM Sawgrass U.S. Small Cap Quality Growth ETF (“SAWS”), and AAM SLC Low Duration Income ETF (“LODI”) (each, a “Fund” and, collectively, the “Funds”), (ii) the Investment Sub-Advisory Agreement between the Adviser and Brentview Investment Management, LLC (“Brentview” or a “Sub-Adviser”) with respect to BDIV (the “Brentview Sub-Advisory Agreement”), (iii) the Investment Sub-Advisory Agreement between the Adviser and Sawgrass Asset Management, LLC (“Sawgrass” or a “Sub-Adviser”) with respect to SAWG and SAWS (the “Sawgrass Sub-Advisory Agreement”), and (iv) the Investment Sub-Advisory Agreement between the Adviser and Sun Life Capital Management (U.S.) LLC (“Sun Life” or a “Sub-Adviser” and, collectively, with Brentview and Sawgrass, the “Sub-Advisers”) with respect to AAM SLC Low Duration Income ETF (the “Sun Life Sub-Advisory Agreement” and, collectively, with the Advisory Agreement, the Brentview Sub-Advisory Agreement, and the Sawgrass Sub-Advisory Agreement, the “Agreements”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser and Sub-Advisers regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser and Sub-Advisers; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser, Sub-Advisers, or their affiliates from services rendered to each Fund; (iv) comparative performance, fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser and Sub-Advisers in connection with their services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and Sub-Advisers and their affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately eight days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser or Sub-Advisers to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser and Sub-Advisers, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to their respective roles as investment adviser and sub-adviser to the Funds as well as other series of the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be continued. Additionally, Adviser and Sub-Adviser representatives provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser and Sub-Advisers, and additional information about the Adviser’s and Sub-Advisers’ personnel and business operations. The Board then discussed the Materials and the oral presentations, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Agreements.

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APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds and other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including oversight of each Fund’s Sub-Adviser, monitoring each Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective. Additionally, the Board considered that the Adviser does not serve as the index provider to any of the index-based Funds (i.e., SPDV, PFLD, and TRFM) (each, an “Index Fund” and, collectively, the “Index Funds”); rather, each Index Fund tracks an index created and owned by a third-party index provider.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance, for periods ended September 30, 2025, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or thematic investment strategies as the relevant Fund.
In addition, the Board noted that, for each applicable period ended September 30, 2025, each Index Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Index Fund tracked its underlying index closely and in an appropriate manner. The Board considered, however, that PFLD changed its underlying index during the most recent fiscal year period, which contributed to PFLD’s tracking error.
SPDV: The Board observed that the Fund underperformed its broad-based benchmark, the S&P 500® Index, significantly over the one-, three-, five-year, and since inception periods ended September 30, 2025. The Board noted, however, that the Fund seeks to provide its investors with exposure to large-cap companies that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the one- and three-year periods ended September 30, 2025, the Fund outperformed the median return of both its Peer Group and Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Mid-Cap Value category. The Board further noted that although the Fund slightly underperformed the Category Peer Group’s median return over the five-year period, the Fund slightly outperformed the Peer Group’s median return over the five-year period. The Board took into consideration that the Peer Group is comprised of large-cap value ETFs that seek to provide dividend yield, but the Category Peer Group is comprised exclusively of mid-cap value ETFs. The Board also considered the Fund’s performance relative to that of the ETFs in its Selected Peer Group, which included a mix of index-based, U.S. large-cap, high dividend ETFs. The Board noted that the Fund generally performed within the range of funds in the Selected Peer Group for each of the one-, three-, and five-year periods ended September 30, 2025.
PFLD: The Board observed that the Fund underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, over the one- and three-year periods ended September 30, 2025, but outperformed the broad-based benchmark over the five-year and since inception periods. The Board noted, however, that the Fund tracks an underlying index that measures the performance of U.S. dollar denominated preferred securities and hybrid securities with an option-adjusted duration of less than five years; whereas, the broad-based benchmark measures the

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APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
performance of U.S. investment-grade bond market. The Board also noted, however, that the Fund underperformed two additional benchmarks, each with exposure to preferred and hybrid securities more similar to that of its underlying index, over each of the one-, three-, five-year and since inception periods. The Board noted that, for the one-, three-, and five-year periods ended September 30, 2025, the Fund underperformed the median return of its Peer Group and Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Preferred Stock category. The Board took into consideration that the Peer Group is comprised of ETFs that focus their investments in preferred securities but do not screen for the same characteristics, such as duration, as the Fund. The Board also considered the Fund’s performance relative to that of the ETFs in its Selected Peer Group, which was comprised primarily of index-based ETFs that invest in preferred securities. The Board noted that the Fund performed within the range of the funds in the Selected Peer Group over the one-, and five-year periods ended September 30, 2025, but underperformed all of the funds in its Selected Peer Group over the three-year period.
TRFM: The Board observed that the Fund outperformed its broad-based benchmark, the S&P 500® Index, for each of the one-, three-year, and since inception periods ended September 30, 2025. The Board further noted, however, that the Fund seeks to provide investors with exposure to companies poised to benefit from a significant disruption and/or transformation of consumer behavior and technological innovation, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the one-year period ended September 30, 2025, the Fund outperformed the median return of its Peer Group and Category Peer Group, and for the three-year period, the Fund outperformed the median return of its Category Peer Group but slightly underperformed the median return of its Peer Group. The Board took into consideration that the Category Peer Group is comprised of funds in the Morningstar U.S. Fund Global Large-Stock Growth category and the Peer Group is comprised of ETFs in the technology sector, including ETFs that focus on companies in various industries, including artificial intelligence and other innovative, disruptive technologies. The Board also considered the Fund’s performance relative to that of the ETFs in its Selected Peer Group, which included index-based ETFs that provide exposure to companies driving innovation and transforming the global economy through the use of emerging technologies, automation, and artificial intelligence. The Board noted that the Fund outperformed all of the funds in its Selected Peer Group over the one- and three-year periods ended September 30, 2025.
BDIV: The Board observed that the Fund underperformed its broad-based benchmark, the S&P 500® Index, for each of the one-year and since inception periods ended September 30, 2025. The Board considered, however, that whereas the benchmark index provides an indication of the performance of U.S. large-cap companies, the Fund seeks current dividend income and long-term capital appreciation by investing in equity securities of U.S.-listed companies positioned to grow their dividend. The Board noted that, for the one-year period ended September 30, 2025, the Fund outperformed the median return of its Peer Group and Category Peer Group. The Board took into consideration that the Category Peer Group is comprised of funds in the Morningstar U.S. Fund Large Value category and the Peer Group is comprised of ETFs in the large-cap, value, blend, and growth categories. The Board also considered the Fund’s performance relative to that of the ETFs in its Selected Peer Group, which included actively managed ETFs focused on domestic dividend growth orientated equities. The Board noted that the Fund generally performed within the range of funds in its Selected Peer Group over the one-year period ended September 30, 2025. The Board also considered that the Fund commenced operations on July 30, 2024, less than two years prior to September 30, 2025, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
SAWG: The Board observed that the Fund underperformed its broad-based benchmark, the S&P 500® Index, and a secondary benchmark, the Russell 1000 Growth Index, for each of the one-year and since inception periods ended September 30, 2025. The Board considered, however, that whereas the benchmark index provides an indication of the performance of U.S. large-cap companies and the secondary benchmark measures the performance of large- and mid-capitalization growth sectors of the U.S. equity market, the Fund seeks risk-adjusted returns, upside participation, downside protection, low standard deviation, and long-term capital appreciation by investing in the equities of U.S.-listed large-capitalization companies selected by Sawgrass based on various fundamental factors. The Board noted that, for the one-year period ended September 30, 2025, the Fund underperformed the median return of its Peer Group and Category Peer Group. The Board took into consideration that the Category Peer Group is comprised of funds in the Morningstar U.S. Fund Large Blend category and the Peer Group is comprised of U.S. large-cap growth ETFs. The Board also considered the Fund’s performance relative to that of the ETFs in its Selected Peer Group, which included actively managed ETFs focused on domestic large-cap growth orientated equities. The Board noted that the Fund underperformed all of the funds in its Selected Peer Group over the one-year period ended September 30, 2025. The

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AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
Board also considered that the Fund commenced operations on July 30, 2024, less than two years prior to September 30, 2025, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
SAWS: The Board observed that the Fund underperformed its broad-based benchmark, the S&P 500® Index, and a secondary benchmark, the Russell 2000 Growth Index, for each of the one-year and since inception periods ended September 30, 2025. The Board considered, however, that whereas the benchmark index provides an indication of the performance of U.S. large-cap companies and the secondary benchmark measures the performance of the small-capitalization growth sector of the U.S. equity market, the Fund seeks risk-adjusted returns, upside participation, downside protection, low standard deviation, and long-term capital appreciation by investing in the equities of U.S.-listed small-capitalization companies selected by Sawgrass based on various fundamental factors. The Board noted that, for the one-year period ended September 30, 2025, the Fund slightly underperformed the median return of its Peer Group and Category Peer Group. The Board took into consideration that the Category Peer Group is comprised of funds in the Morningstar U.S. Fund Small Growth category and the Peer Group is comprised of a mix of small- and mid-cap, growth, value and blend ETFs. The Board also considered the Fund’s performance relative to that of the ETFs in its Selected Peer Group, which included active ETFs primarily with small and mid-capitalization growth. The Board noted that the Fund generally performed within the range of the funds in its Selected Peer Group over the one-year period ended September 30, 2025. The Board also considered that the Fund commenced operations on July 30, 2024, less than two years prior to September 30, 2025, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
LODI: The Board observed that the Fund slightly outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, from its inception on December 3, 2024 through September 30, 2025. In addition, the Board noted that, consistent with the Fund’s investment objective, the Fund also slightly outperformed the Bloomberg 1-3 Year Government/Credit Index on a total return basis. The Board then observed that although the Fund did not have performance data for the one-year period ended September 30, 2025, the Board Materials include additional comparative performance information regarding the Fund’s Peer Group and Category Peer Group (i.e., funds in the Morningstar category – U.S. Fund Short-Term Bond) for the one-, three-, five-, and ten-year periods ended September 30, 2025. In reviewing the peer funds’ performance, the Board noted that although the Peer Group is comprised of similar interest rate hedged products, over half of which are also actively managed, none of the peer funds are tied to a specific year’s interest rate, like the Fund. The Board also considered the performance of ETFs in the Fund’s Selected Peer Group, which included a mix of actively managed ETFs focused on broad investment grade low duration debt. The Board also considered that the Fund commenced operations on December 3, 2024, less than one year prior to September 30, 2025, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources. The Board noted that each Fund’s net expense ratio was equal to its unified fee, except LODI, which is subject to a fee waiver.
The Board then compared each Fund’s net expense ratio, as of September 30, 2025, with those of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.
SPDV: The Board noted that the Fund’s net expense ratio was slightly higher than the median net expense ratio of the funds in its Peer Group and significantly lower than the median net expense ratio of its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.

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APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
PFLD: The Board noted that the Fund’s net expense ratio was equal to the median net expense ratio of the funds in its Peer Group and significantly lower than the median net expense ratio of the funds in its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
TRFM: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
BDIV: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
SAWG: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
SAWS: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
LODI: The Board noted that the Fund’s net expense ratio, after fee waivers, was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. The Board also noted that the Fund’s gross expense ratio was equal to the median net expense ratio of its Peer Group. In addition, the Board noted that the Fund had the lowest net expense ratio among the funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that each Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that each Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as a Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of a Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.
Approval of the Continuation of the Sub-Advisory Agreement with Brentview
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided to BDIV under the Sub-Advisory Agreement, noting that the Sub-Adviser is responsible for investment decisions and the day-to-day portfolio management of the Fund, subject to the supervision of the Adviser and the Board. In considering the nature, extent, and quality of the services provided by Brentview, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered Brentview’s resources and capacity with respect to portfolio management, compliance, and operations.
Historical Performance. The Board observed that the Fund’s performance relative to that of its benchmark, Peer Group, Category Peer Group, and Selected Peer Group was discussed earlier in the Meeting in reference to the

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APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
performance of the Adviser. The Board also considered that the Fund commenced operations on July 30, 2024, less than two years prior to September 30, 2025, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Costs of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fee paid by the Adviser to Brentview for its services to the Fund. The Board considered the fees paid to the Sub-Adviser are paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work performed.
The Board then considered Brentview’s financial resources and information regarding Brentview’s ability to support its management of the Fund, noting that Brentview had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board expressed the view that it currently appeared that Brentview might realize economies of scale in managing the Fund as its assets grow in size. The Board further noted that although the Fund’s sub-advisory fee rate does not include asset-level breakpoints, because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Brentview Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Brentview Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Brentview Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Approval of the Continuation of the Sub-Advisory Agreement with Sawgrass
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided to the Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser is responsible for investment decisions and the day-to-day portfolio management of SAWG and SAWS, subject to the supervision of the Adviser and the Board. In considering the nature, extent, and quality of the services provided by Sawgrass, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered Sawgrass’s resources and capacity with respect to portfolio management, compliance, and operations.
Historical Performance. The Board observed that each Fund’s performance relative to that of its benchmark, Peer Group, Category Peer Group, and Selected Peer Group was discussed earlier in the Meeting in reference to the performance of the Adviser. The Board also considered that both Funds commenced operations on July 30, 2024, less than two years prior to September 30, 2025, which was a relatively short period of time over which to evaluate a Fund’s performance and draw meaningful conclusions about its management.
Costs of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fee paid by the Adviser to Sawgrass for its services to the Funds. The Board considered the fees paid to the Sub-Adviser are paid by the Adviser from the fee the Adviser receives from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work performed.
The Board then considered Sawgrass’s financial resources and information regarding Sawgrass’s ability to support its management of the Funds, noting that Sawgrass had provided certain financial information for the Board’s review.

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APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account an analysis of the Sub-Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board expressed the view that it currently appeared that Sawgrass might realize economies of scale in managing the Funds as their assets grow in size. The Board further noted that although the Funds’ sub-advisory fee rates do not include asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from breakpoints in Sawgrass’s sub-advisory fee schedule would accrue to the Adviser, rather than the Funds’ shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sawgrass Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sawgrass Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sawgrass Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.
Approval of the Continuation of the Sub-Advisory Agreement with Sun Life
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to LODI under the Sub-Advisory Agreement, noting that the Sub-Adviser provides investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities law, regulations, and investment restrictions; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered reports of the Trust’s Chief Compliance Officer with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other registered investment companies. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides investment sub-advisory services.
Historical Performance. The Board observed that the Fund’s performance relative to that of its benchmark, as well as the performance of its Peer Group, Category Peer Group, and Selected Peer Group, were discussed earlier in the Meeting in reference to the performance of the Adviser. The Board also considered that the Fund commenced operations on December 3, 2024, less than one year prior to September 30, 2025, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Costs of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fee paid by the Adviser to SLC for its services to the Fund. The Board considered the fees paid to the Sub-Adviser are paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work performed.
The Board then considered SLC’s financial resources and information regarding SLC’s ability to support its management of the Fund, noting that SLC had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.

66

AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

67

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	7/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	7/7/2026

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken, Treasurer (principal financial officer)

Date	7/7/2026

* Print the name and title of each signing officer under his or her signature.